                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                        hours per response: 5.0
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-8066

                       AIM Combination Stock & Bond Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/05

Item 1. Reports to Stockholders.

                                                             AIM CORE STOCK FUND
                           Semiannual Report to Shareholders . February 28, 2005


                                  [COVER IMAGE]

                                               FORMERLY INVESCO CORE EQUITY FUND


                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM CORE STOCK FUND SEEKS TO PROVIDE A HIGH TOTAL RETURN THROUGH BOTH GROWTH AND CURRENT INCOME.

.. Unless otherwise stated, information presented in this report is as of February 28, 2005, and is based on total net assets.

.. Effective October 15, 2004, INVESCO Core Equity Fund was renamed AIM Core Stock Fund.

ABOUT SHARE CLASSES

.. Effective September 30, 2003, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

.. Class K shares are available only to certain retirement plans. Please see the prospectus for more information.

.. Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

PRINCIPAL RISKS OF INVESTING IN THE FUND

.. At any given time, the Fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to the sectors in which it can invest.

.. The Fund may invest up to 25% of its assets in debt securities of non-U.S. issuers, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee Bonds). Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

ABOUT INDEXES USED IN THIS REPORT

.. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

.. The unmanaged Lipper Large-Cap Core Fund Index represents an average of the performance of the 30 largest largecapitalization core equity funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

.. The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

OTHER INFORMATION

.. The returns shown in management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-8066 and 33-69904. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

 THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM CORE STOCK FUND


                    DEAR FELLOW SHAREHOLDER OF THE AIM FAMILY OF FUNDS --REGISTERED TRADEMARK-- :

                    There was plenty of good news for investors as the six-month period covered by this report came to a close:

[GRAHAM PHOTO]        . Growth of U.S. gross domestic product for the fourth
                        quarter of 2004 was a solid 3.8%, annualized; for 2004 as a whole, the economy grew 4.4%.

                      . The Institute for Supply Management's manufacturing and
                        nonmanufacturing indexes--based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy--both indicated continued healthy growth during February and remained in very strong territory. In fact, it was the 40 /th/ month in a row that the economy as a whole expanded.

ROBERT H. GRAHAM      . As of January 2005, nondefense capital spending remained on an upward trajectory, reflecting business confidence in the future.

                      . Job growth during February was more robust than in the
                        recent past, though the unemployment rate rose slightly. The latter detail was, in fact, good news for the bond market, as it meant there was still enough slack in the job market to keep wage inflation from becoming an issue.
[WILLIAMSON
PHOTO]                However, none of this can assure us that 2005 will be
                    another year of solid economic growth or positive market returns. The recent huge run-up in oil prices is one reason for caution, and the government reported a larger-than-expected increase in consumer prices for February 2005. Just after the close of the reporting period, the Federal Reserve (the Fed) raised short-term interest rates for the seventh time since mid-year 2004. In its statement accompanying the rate hike announcement, the Fed noted that inflationary pressures have picked up recently
MARK H. WILLIAMSON  and that that businesses' ability to raise prices appeared stronger than in the recent past. There is virtually universal expectation that the Fed will continue to increase short-term interest rates during 2005, which could ultimately dampen the economy's performance. As long-term observers of the economy and the markets, we can only say that such a good news/bad news combination is far from unusual.

                      Over the short term, the only certain thing about the
                    financial markets is their unpredictability. It is over the long term that they have been so rewarding to investors, and we remain confident in their long-term outlook. Given our inability to forecast markets accurately over the short term, as always, we urge our shareholders to maintain a long term investment perspective, to make sure their portfolio of investments is suitably diversified, and to contact their financial advisors any time they have questions or concerns about their investments or the markets.

                    YOUR FUND

                    The pages that follow provide a discussion of your Fund's approach to investing, an explanation of its performance over the six-month reporting period, and a summary of its portfolio of holdings as that period closed.

                      Further information about your Fund and the other funds in
                    The AIM Family of Funds, as well as general information about the markets and investing, is always available on our widely praised Web site, AIMinvestments.com. We invite you to visit frequently.

                      As always, we at AIM are dedicated to building solutions
                    that will help you meet your investment goals. We thank you for your continued participation in AIM Investments --REGISTERED TRADEMARK-- . If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON

                    Robert H. Graham                    Mark H. Williamson
                    Trustee, President & Vice Chair,    Trustee & Executive Vice
                    AIM Funds                           President, AIM Funds

                    April 15, 2005

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS AND A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM CORE STOCK FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

This Fund invests primarily in large-cap stocks, both growth and value, many of which have a history of paying dividends.

--------------------------------------------------------------------------------
FUND VS. INDEXES

TOTAL RETURNS, 8/31/04-2/28/05, EXCLUDING APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.

Class A Shares                     6.31%
Class B Shares                     5.93
Class C Shares                     5.99
Class K Shares                     6.18
Investor Class Shares              6.42
S&P 500 Index (Broad Market
and Style-specific Index)          9.99
Lipper Large-Cap Core Fund Index
(Peer Group Index)                 9.25


SOURCE: LIPPER, INC.
--------------------------------------------------------------------------------

     At the beginning of 2004, we positioned the Fund to benefit from continued economic growth by increasing the Fund's exposure to the more cyclical sectors that typically benefit from an expanding economy, such as information technology, materials and industrials. We maintained this growth-oriented posture during the reporting period, but the sectors that outperformed were those usually considered defensive, such as energy and utilities. Underweight positions in the energy and utilities sectors, as well as underperformance in health care holdings, explain much of the Fund's underperformance relative to the S&P 500 Index and the Lipper Large Cap Core Fund Index.

HOW WE INVEST

We employ a multi-step stock-selection process. First we focus on large cap-stocks by screening for a minimum market capitalization of $2 billion. Then we apply our Core Multiple Attribute strategy, under which a stock is judged suitable for purchase if it possesses one of three characteristics that are attractive relative to the S&P 500 Index: a low price-to-earnings ratio (Low P/E attribute), a high dividend yield (Yield attribute) or consistently above-average earnings growth (Growth attribute).

     Next, we subject each of the most attractive remaining stocks to our security analysis, which includes more than a dozen separate evaluations, comparisons and metrics. Only the most attractive securities from our security analysis step are purchased for the portfolio, and the result is a blend of value and growth stocks. We believe that over time, this combination results in greater stability of returns. By investing in a preponderance of stocks that have a history of paying dividends, we can fulfill current income portion of the Fund's objective.

     Finally, we construct the portfolio based on our assumptions about the health of the U.S. economy. When we consider the economy strong or strengthening, we increase the growth portion. Conversely, we will increase the value portion when we judge the economy to be weak or weakening.

MARKET CONDITIONS AND YOUR FUND

During the six months ended February 28, 2005, the economy continued to grow steadily. In its January 2005 commentary on current economic conditions, commonly known as the Beige Book, the U.S. Federal Reserve Board (the Fed) stated that "economic activity continued to expand from late November to early January." Gross Domestic Product (GDP) grew at annualized rates of 4.0% and 3.8%, respectively, in the third and fourth quarters of 2004.

     Throughout the period, the Fund's portfolio was constructed to benefit from economic growth, and it was tilted toward growth stocks in the more economically sensitive sectors. Based on this expectation, we focused more on the Growth attribute mentioned above, increasing our holdings in cyclical technology and consumer discretionary stocks. In the Low P/E attribute, we emphasized the economically sensitive industrials and financials; in the Yield attribute, we focused on the materials

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION                TOP 10 EQUITY HOLDINGS*                         TOP 10 INDUSTRIES*
By sector                             1. Johnson & Johnson                   3.6%     1. Pharmaceuticals                       10.5%
               [PIE CHART]            2. Pfizer Inc.                         3.0      2. Semiconductors                         7.8
                                      3. General Electric Co.                2.8      3. Investment Banking & Brokerage         6.2
INFORMATION TECHNOLOGY       22.1%    4. Wal-Mart Stores, Inc.               2.8      4. Industrial Machinery                   4.4
FINANCIALS                   20.4%    5. Citigroup Inc.                      2.7      5. Aerospace & Defense                    4.0
INDUSTRIALS                  15.6%    6. American International Group, Inc.  2.7      6. Other Diversified Financial Services   3.9
HEALTH CARE                  14.5%    7. Morgan Stanley                      2.5      7. Systems Software                       3.7
CONSUMER DISCRETIONARY        8.3%    8. Microsoft Corp.                     2.4      8. Computer Hardware                      3.6
MATERIALS                     8.3%    9. Texas Instruments Inc.              2.3      9. Industrial Gases                       3.5
CONSUMER STAPLES              7.1%   10. Dell Inc.                           2.3     10. Communications Equipment               2.9
ENERGY                        3.7%

--------------------------------------------------------------------------------

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

sector. All of these sectors produced positive results for the Fund.

     The Fund benefited from its holdings in the information technology sector, which posted good results during the period. The financials sector also contributed to Fund performance, driven by the strong performance of its brokerage stocks, which benefited from strong market trading volumes and increased merger and acquisition activity. Goldman Sachs, which qualified as a potential investment based on the Low P/E attribute and was selected after rigorous analysis, was the Fund's top-performing stock for the period. The company exceeded earnings estimates because of its continued strength in fixed income and commodities trading.

     A third sector that contributed to Fund performance was the industrials sector. Relative to the S&P 500 Index, the Fund was overweight in industrials, which continued to post strong earnings. The consumer discretionary sector also had a significant positive impact on Fund results, as consumer spending remained positive in every month of the period. Increasing global demand for commodities during the period invigorated the materials sector. PPG Industries, which passed our original screening because of the Yield attribute, is a leading producer of glass and paint products in the materials sector. PPG provided strong returns for the Fund over the period. In addition, the company paid two quarterly dividends. The company has paid uninterrupted quarterly dividends since 1899.

     As a group, the Fund's stocks in the health care sector were detractors to performance. The health care sector was the second weakest-performing sector in the S&P 500 Index for the period. Many large pharmaceutical stocks declined in price as investors worried about impending patent expirations, weak product pipelines and issues regarding the long-term safety of several high-profile prescription drugs.

Detractors in the Fund's portfolio included Pfizer and Eli Lilly. Pfizer manufactures Celebrex --REGISTERED TRADEMARK-- and Bextra --REGISTERED TRADEMARK--, two pain medications that came into question when Merck (not a Fund holding) removed Vioxx --REGISTERED TRADEMARK-- from the marketplace. Eli Lilly, like other pharmaceutical companies, was affected by the spillover effect from the Merck headlines. At the end of the period, we remained confident in the pharmaceutical companies in the Fund's portfolio. With their stocks priced at valuation levels not seen since 1994, based on the Low P/E attribute, we believed they offered compelling relative value even considering the industry backdrop.

     Record-high energy prices, together with increasing worldwide demand and fears that geopolitical events would diminish supply, resulted in the energy sector's top performance within the S&P 500 Index. While the Fund's energy stocks posted strong returns, the portfolio was underweight in the sector, providing less impact to Fund performance relative to the index. However, we added several energy holdings during the period, and at period-end, we intended to watch for additional stocks in the sector that could meet our selection criteria.

IN CLOSING

As of the close of the reporting period, we did not anticipate making any major changes in the Fund's positioning. We remained committed to the strategy of emphasizing economically sensitive market sectors, and we continued to anticipate a market rotation favoring the growth investment style. We also remain confident in our selection criteria of above-average earnings, low price-to-earnings ratios, and/or higher-than-average dividend yield. We believe that a well-diversified mixture of stocks meeting these criteria will benefit shareholders over time, as we seek to provide both share price appreciation and current income. Thank you for your continued investment in AIM Core Stock Fund.

THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

     See important Fund and index disclosures inside front cover.

The Fund is team managed. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.

                             [RIGHT ARROW GRAPHIC]

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE RECORD, PLEASE TURN TO PAGE 5.

--------------------------------------------------------------------------------
TOTAL NET ASSETS                    $1.89 billion

TOTAL NUMBER OF HOLDINGS*                      64
---   ---   ---   ---   ---   ---   ---   ---   ---   ---   ---   ---   ---  ---

     AFTER THE CLOSE OF THE REPORTING PERIOD, ON MARCH 22, 2005, THE BOARD OF TRUSTEES OF AIM CORE STOCK FUND APPROVED A PROPOSAL TO REORGANIZE THE FUND INTO AIM DIVERSIFIED DIVIDEND FUND AND TO SUBMIT THAT PROPOSAL TO THE SHAREHOLDERS OF AIM CORE STOCK FUND. WE CURRENTLY INTEND TO SEND PROXY VOTING MATERIALS TO SHAREHOLDERS OF AIM CORE STOCK FUND DURING MAY AND HOLD A SHAREHOLDER MEETING ON JUNE 28, 2005, AT WHICH SHAREHOLDERS OF AIM CORE STOCK FUND WILL VOTE ON THE REORGANIZATION PROPOSAL. IF APPROVED BY SHAREHOLDERS, THE REORGANIZATION IS EXPECTED TO BE COMPLETED BY JULY 18, 2005.
--------------------------------------------------------------------------------
                                        3

AIM CORE STOCK FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return at net asset value after expenses for the six months ended February 28, 2005, appears in the table "Fund vs. Indexes" on page 2. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-----------------------------------------------------------------------------------------------------
                                                ACTUAL                       HYPOTHETICAL
                                                                   (5% ANNUAL RETURN BEFORE EXPENSES)

              BEGINNING ACCOUNT    ENDING ACCOUNT      EXPENSES    ENDING ACCOUNT      EXPENSES
 SHARE               VALUE            VALUE           PAID DURING        VALUE        PAID DURING
 CLASS             (09/01/04)       (2/28/05)/1/       PERIOD/2/       (2/28/05)       PERIOD/2/
Class A           $ 1,000.00        $ 1,063.10          $ 5.47         $ 1,019.49        $ 5.36
Class B             1,000.00          1,059.30            8.78           1,016.27          8.60
Class C             1,000.00          1,059.90            8.78           1,016.27          8.60
Investor
 Class              1,000.00          1,064.20            4.66           1,020.28          4.56
Class K             1,000.00          1,061.80            5.98           1,018.99          5.86
-----------------------------------------------------------------------------------------------------

/1/The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February 28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return at net asset value after expenses for the six months ended February 28, 2005, appears in the table "Fund vs. Indexes" on page 2.

/2/Expenses are equal to the Fund's annualized expense ratio, 1.07%, 1.72%, 1.72%, 0.91%, and 1.17% for Class A, B, C, Investor, and K shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                        [ARROW
                                        BUTTON      For More Information Visit
                                        IMAGE]      AIMINVESTMENTS.COM

AIM CORE STOCK FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended February 28, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS
As of 2/28/05, including applicable sales charges

CLASS A SHARES
Inception (3/28/02)      -2.54%
  1 Year                 -5.17

CLASS B SHARES
Inception (3/28/02)      -2.43%
  1 Year                 -4.81

CLASS C SHARES
Inception (2/14/00)      -1.48%
  5 Years                -1.51
  1 Year                 -1.25

CLASS K SHARES
Inception (12/13/00)     -3.63%
  1 Year                  0.25

INVESTOR CLASS SHARES
Inception (2/1/60)       12.08%
  10 Years                7.92
   5 Years               -0.56
   1 Year                 0.76

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of December 31, 2004, the most recent calendar quarter-end.

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/04, including applicable sales charges

CLASS A SHARES

Inception (3/28/02)      -2.08%
  1 Year                 -2.40

CLASS B SHARES

Inception (3/28/02)      -1.93%
  1 Year                 -2.01

CLASS C SHARES

Inception (2/14/00)      -1.16%
  1 Year                  1.54

CLASS K SHARES

Inception (12/13/00)     -3.36%
  1 Year                  3.00

INVESTOR CLASS SHARES

Inception (2/1/60)       12.17%
  10 Years                8.62
  5 Years                -1.13
  1 Year                  3.63

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

     CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS K SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.70% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

     THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

     HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES FOR CLASS B AND CLASS K SHARES, PERFORMANCE WOULD HAVE BEEN LOWER.

FINANCIALS

SCHEDULE OF INVESTMENTS
February 28, 2005
(Unaudited)

                                                                    MARKET
                                                       SHARES       VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
 INTERESTS-100.02%

AEROSPACE & DEFENSE-3.98%
Honeywell International Inc.                            878,400 $    33,352,848
-------------------------------------------------------------------------------
United Technologies Corp.                               415,800      41,530,104
-------------------------------------------------------------------------------
                                                                     74,882,952
-------------------------------------------------------------------------------

ALUMINUM-1.34%
Alcoa Inc.                                              783,900      25,178,868
-------------------------------------------------------------------------------

ASSET MANAGEMENT & CUSTODY
 BANKS-1.33%
Bank of New York Co., Inc. (The)                        826,400      24,998,600
-------------------------------------------------------------------------------

BIOTECHNOLOGY-1.16%
Amgen Inc./(a)/                                         354,400      21,834,584
-------------------------------------------------------------------------------

CASINOS & GAMING-1.10%
International Game Technology                           681,941      20,771,923
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-2.92%
Cisco Systems, Inc./(a)/                              1,902,300      33,138,066
-------------------------------------------------------------------------------
Lucent Technologies Inc.-Wts., expiring 12/10/07/(b)/    56,413          50,207
-------------------------------------------------------------------------------
QUALCOMM Inc.                                           601,400      21,716,554
-------------------------------------------------------------------------------
                                                                     54,904,827
-------------------------------------------------------------------------------

COMPUTER HARDWARE-3.62%
Dell Inc./(a)/                                        1,065,500      42,715,895
-------------------------------------------------------------------------------
International Business Machines Corp.                   273,800      25,348,404
-------------------------------------------------------------------------------
                                                                     68,064,299
-------------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS-1.66%
EMC Corp./(a)/                                        2,463,600      31,189,176
-------------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY &
 HEAVY TRUCKS-2.88%
Caterpillar Inc.                                        321,700      30,577,585
-------------------------------------------------------------------------------
Deere & Co.                                             332,900      23,672,519
-------------------------------------------------------------------------------
                                                                     54,250,104
-------------------------------------------------------------------------------

CONSUMER FINANCE-1.55%
MBNA Corp.                                            1,148,600      29,139,982
-------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED
 SERVICES-1.32%
First Data Corp.                                        606,700      24,886,834
-------------------------------------------------------------------------------

DIVERSIFIED BANKS-2.05%
Bank of America Corp.                                   825,800      38,523,570
-------------------------------------------------------------------------------

                                                            MARKET
                                               SHARES       VALUE
         --------------------------------------------------------------

         DIVERSIFIED CHEMICALS-2.17%
         E. I. du Pont de Nemours & Co.         338,300 $    18,031,390
         --------------------------------------------------------------
         PPG Industries, Inc.                   316,800      22,793,760
         --------------------------------------------------------------
                                                             40,825,150
         --------------------------------------------------------------

         DRUG RETAIL-1.66%
         Walgreen Co.                           727,600      31,163,108
         --------------------------------------------------------------

         ELECTRICAL COMPONENTS &
          EQUIPMENT-1.52%
         Emerson Electric Co.                   431,400      28,610,448
         --------------------------------------------------------------

         FOREST PRODUCTS-1.30%
         Weyerhaeuser Co.                       365,100      24,436,143
         --------------------------------------------------------------

         GENERAL MERCHANDISE STORES-1.33%
         Target Corp.                           494,000      25,105,080
         --------------------------------------------------------------

         HEALTH CARE EQUIPMENT-2.85%
         Boston Scientific Corp./(a)/           456,400      14,906,024
         --------------------------------------------------------------
         Medtronic, Inc.                        743,200      38,735,584
         --------------------------------------------------------------
                                                             53,641,608
         --------------------------------------------------------------

         HOME IMPROVEMENT RETAIL-2.78%
         Home Depot, Inc. (The)                 675,700      27,041,514
         --------------------------------------------------------------
         Lowe's Cos., Inc.                      430,100      25,281,278
         --------------------------------------------------------------
                                                             52,322,792
         --------------------------------------------------------------

         HOUSEHOLD PRODUCTS-1.54%
         Procter & Gamble Co. (The)             545,752      28,973,974
         --------------------------------------------------------------

         HYPERMARKETS & SUPER CENTERS-2.79%
         Wal-Mart Stores, Inc.                1,018,700      52,575,107
         --------------------------------------------------------------

         INDUSTRIAL CONGLOMERATES-2.84%
         General Electric Co.                 1,517,700      53,423,040
         --------------------------------------------------------------

         INDUSTRIAL GASES-3.47%
         Air Products & Chemicals, Inc.         514,500      32,217,990
         --------------------------------------------------------------
         Praxair, Inc.                          738,087      33,088,440
         --------------------------------------------------------------
                                                             65,306,430
         --------------------------------------------------------------

         INDUSTRIAL MACHINERY-4.40%
         Eaton Corp.                            462,600      32,266,350
         --------------------------------------------------------------
         Illinois Tool Works Inc.               296,217      26,585,476
         --------------------------------------------------------------
         Ingersoll-Rand Co.-Class A (Bermuda)   284,100      23,935,425
         --------------------------------------------------------------
                                                             82,787,251
         --------------------------------------------------------------

         INTEGRATED OIL & GAS-0.61%
         Exxon Mobil Corp.                      181,293      11,477,660
         --------------------------------------------------------------

                                                            MARKET
                                               SHARES       VALUE
        ------------------------------------------------------------------

        INVESTMENT BANKING &
         BROKERAGE-6.22%
        Goldman Sachs Group, Inc. (The)         327,400 $    35,621,120
        ------------------------------------------------------------------
        Merrill Lynch & Co., Inc.               587,300      34,404,034
        ------------------------------------------------------------------
        Morgan Stanley                          831,600      46,960,452
        ------------------------------------------------------------------
                                                            116,985,606
        ------------------------------------------------------------------

        MOVIES & ENTERTAINMENT-1.50%
        Viacom Inc.-Class B                     810,800      28,296,920
        ------------------------------------------------------------------

        MULTI-LINE INSURANCE-2.67%
        American International Group, Inc.      753,600      50,340,480
        ------------------------------------------------------------------

        OIL & GAS DRILLING-1.94%
        ENSCO International Inc.                279,200      11,246,176
        ------------------------------------------------------------------
        Transocean Inc. (Cayman Islands)/(a)/   520,800      25,248,384
        ------------------------------------------------------------------
                                                             36,494,560
        ------------------------------------------------------------------

        OIL & GAS EQUIPMENT & SERVICES-1.12%
        Schlumberger Ltd. (Netherlands)         278,800      21,035,460
        ------------------------------------------------------------------

        OTHER DIVERSIFIED FINANCIAL
         SERVICES-3.86%
        Citigroup Inc.                        1,060,300      50,597,516
        ------------------------------------------------------------------
        JPMorgan Chase & Co.                    601,400      21,981,170
        ------------------------------------------------------------------
                                                             72,578,686
        ------------------------------------------------------------------

        PHARMACEUTICALS-10.46%
        Forest Laboratories, Inc./(a)/          597,700      25,521,790
        ------------------------------------------------------------------
        Johnson & Johnson                     1,029,100      67,508,960
        ------------------------------------------------------------------
        Lilly (Eli) & Co.                       473,000      26,488,000
        ------------------------------------------------------------------
        Pfizer Inc.                           2,130,980      56,023,464
        ------------------------------------------------------------------
        Wyeth                                   520,800      21,259,056
        ------------------------------------------------------------------
                                                            196,801,270
        ------------------------------------------------------------------

        SEMICONDUCTOR EQUIPMENT-1.22%
        Applied Materials, Inc./(a)/          1,310,100      22,926,750
        ------------------------------------------------------------------

                                                                   MARKET
                                                      SHARES       VALUE
 -----------------------------------------------------------------------------

 SEMICONDUCTORS-7.77%
 Altera Corp./(a)/                                   1,041,700 $   21,604,858
 -----------------------------------------------------------------------------
 Intel Corp.                                         1,684,000     40,382,320
 -----------------------------------------------------------------------------
 Linear Technology Corp.                               675,700     26,392,842
 -----------------------------------------------------------------------------
 Maxim Integrated Products, Inc.                       332,900     14,321,358
 -----------------------------------------------------------------------------
 Texas Instruments Inc.                              1,642,400     43,474,328
 -----------------------------------------------------------------------------
                                                                  146,175,706
 -----------------------------------------------------------------------------

 SOFT DRINKS-1.11%
 PepsiCo, Inc.                                         386,600     20,822,276
 -----------------------------------------------------------------------------

 SPECIALTY STORES-1.57%
 Tiffany & Co.                                         977,100     29,459,565
 -----------------------------------------------------------------------------

 SYSTEMS SOFTWARE-3.65%
 Computer Associates International, Inc.                   508         13,762
 -----------------------------------------------------------------------------
 Microsoft Corp.                                     1,813,900     45,674,002
 -----------------------------------------------------------------------------
 Symantec Corp./(a)/                                 1,041,700     22,927,817
 -----------------------------------------------------------------------------
                                                                   68,615,581
 -----------------------------------------------------------------------------

 THRIFTS & MORTGAGE FINANCE-2.76%
 Fannie Mae                                            509,300     29,773,678
 -----------------------------------------------------------------------------
 PMI Group, Inc. (The)                                 553,000     22,258,250
 -----------------------------------------------------------------------------
                                                                   52,031,928
 -----------------------------------------------------------------------------
     Total Common Stocks & Other Equity Interests
      (Cost $1,726,497,484)                                     1,881,838,298
 -----------------------------------------------------------------------------
 MONEY MARKET FUNDS-0.38%
 Premier Portfolio-Institutional Class
  (Cost $7,072,454)/(c)/                             7,072,454      7,072,454
 -----------------------------------------------------------------------------
 TOTAL INVESTMENTS-100.40% (Cost $1,733,569,938)                1,888,910,752
 -----------------------------------------------------------------------------
 OTHER ASSETS LESS LIABILITIES-(0.40%)                             (7,464,918)
 -----------------------------------------------------------------------------
 NET ASSETS-100.00%                                            $1,881,445,834
 -----------------------------------------------------------------------------

Investment Abbreviations:
Wts.-Warrants
Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Non-income producing security acquired through a corporate action.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005
(Unaudited)

ASSETS:
Investments, at market value (cost $1,726,497,484)                $1,881,838,298
--------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $7,072,454)         7,072,454
--------------------------------------------------------------------------------
    Total investments (cost $1,733,569,938)                        1,888,910,752
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                     8,122,959
--------------------------------------------------------------------------------
  Fund shares sold                                                       382,466
--------------------------------------------------------------------------------
  Dividends                                                            2,850,631
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans        569,428
--------------------------------------------------------------------------------
Other assets                                                              65,625
--------------------------------------------------------------------------------
    Total assets                                                   1,900,901,861
--------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                7,074,193
--------------------------------------------------------------------------------
  Fund shares reacquired                                              10,824,310
--------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                     724,187
--------------------------------------------------------------------------------
Accrued distribution fees                                                223,889
--------------------------------------------------------------------------------
Accrued trustees' fees                                                     7,000
--------------------------------------------------------------------------------
Accrued transfer agent fees                                              379,607
--------------------------------------------------------------------------------
Accrued operating expenses                                               222,841
--------------------------------------------------------------------------------
    Total liabilities                                                 19,456,027
--------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $1,881,445,834
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                     $1,633,526,320
--------------------------------------------------------------------------------
Undistributed net investment income                                    5,573,382
--------------------------------------------------------------------------------
Undistributed net realized gain from investment securities            87,005,318
--------------------------------------------------------------------------------
Unrealized appreciation of investment securities                     155,340,814
--------------------------------------------------------------------------------
                                                                  $1,881,445,834
--------------------------------------------------------------------------------



         NET ASSETS:
         Class A                                         $    7,948,830
         --------------------------------------------------------------
         Class B                                         $    1,764,712
         --------------------------------------------------------------
         Class C                                         $    5,867,068
         --------------------------------------------------------------
         Class K                                         $    1,410,935
         --------------------------------------------------------------
         Investor Class                                  $1,864,454,289
         --------------------------------------------------------------

         SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
          UNLIMITED NUMBER OF SHARES AUTHORIZED:
         Class A                                                758,447
         --------------------------------------------------------------
         Class B                                                171,411
         --------------------------------------------------------------
         Class C                                                565,677
         --------------------------------------------------------------
         Class K                                                136,799
         --------------------------------------------------------------
         Investor Class                                     176,140,298
         --------------------------------------------------------------
         Class A:
           Net asset value per share                     $        10.48
         --------------------------------------------------------------
           Offering price per share:
             (Net asset value of $10.48 / 94.50%)        $        11.09
         --------------------------------------------------------------
         Class B:
           Net asset value and offering price per share  $        10.30
         --------------------------------------------------------------
         Class C:
           Net asset value and offering price per share  $        10.37
         --------------------------------------------------------------
         Class K:
           Net asset value and offering price per share  $        10.31
         --------------------------------------------------------------
         Investor Class:
           Net asset value and offering price per share  $        10.59
         --------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2005
(Unaudited)


INVESTMENT INCOME:
Dividends                                                            $ 18,363,475
----------------------------------------------------------------------------------
Dividends from affiliated money market funds                               59,392
----------------------------------------------------------------------------------
    Total investment income                                            18,422,867
----------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                           5,227,665
----------------------------------------------------------------------------------
Administrative services fees                                              223,394
----------------------------------------------------------------------------------
Custodian fees                                                             40,459
----------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                  14,240
----------------------------------------------------------------------------------
  Class B                                                                   8,101
----------------------------------------------------------------------------------
  Class C                                                                  36,522
----------------------------------------------------------------------------------
  Class K                                                                   3,890
----------------------------------------------------------------------------------
  Investor Class                                                        1,880,332
----------------------------------------------------------------------------------
Transfer agent fees                                                     1,370,441
----------------------------------------------------------------------------------
Trustees' fees and retirement benefits                                     50,653
----------------------------------------------------------------------------------
Other                                                                     332,190
----------------------------------------------------------------------------------
    Total expenses                                                      9,187,887
----------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangement      (87,877)
----------------------------------------------------------------------------------
    Net expenses                                                        9,100,010
----------------------------------------------------------------------------------
Net investment income                                                   9,322,857
----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:
Net realized gain from investment securities                          109,863,745
----------------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities          7,134,197
----------------------------------------------------------------------------------
Net gain from investment securities                                   116,997,942
----------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $126,320,799
----------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                FEBRUARY 28,     AUGUST 31,
                                                    2005            2004
 -----------------------------------------------------------------------------

 OPERATIONS:
  Net investment income                        $    9,322,857  $   12,645,887
 -----------------------------------------------------------------------------
  Net realized gain from investment securities    109,863,745     442,245,764
 -----------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities         7,134,197    (369,446,192)
 -----------------------------------------------------------------------------
    Net increase in net assets resulting from
      operations                                  126,320,799      85,445,459
 -----------------------------------------------------------------------------
 Distributions to shareholders from net
  investment income:
  Class A                                             (14,100)        (19,539)
 -----------------------------------------------------------------------------
  Class B                                                 (79)             --
 -----------------------------------------------------------------------------
  Class C                                                (319)             --
 -----------------------------------------------------------------------------
  Class K                                              (2,610)             --
 -----------------------------------------------------------------------------
  Investor Class                                   (4,583,825)    (11,841,700)
 -----------------------------------------------------------------------------
    Total distributions from net investment
      income                                       (4,600,933)    (11,861,239)
 -----------------------------------------------------------------------------
 Distributions to shareholders from net
  realized gains:
  Class A                                            (715,687)       (246,167)
 -----------------------------------------------------------------------------
  Class B                                            (156,270)        (39,069)
 -----------------------------------------------------------------------------
  Class C                                            (627,536)       (278,310)
 -----------------------------------------------------------------------------
  Class K                                            (157,706)       (597,963)
 -----------------------------------------------------------------------------
  Investor Class                                 (170,434,161)    (68,863,253)
 -----------------------------------------------------------------------------
    Total distributions from net realized
      gains                                      (172,091,360)    (70,024,762)
 -----------------------------------------------------------------------------
    Decrease in net assets resulting from
      distributions                              (176,692,293)    (81,886,001)
 -----------------------------------------------------------------------------
 Share transactions-net:
  Class A                                              17,054       4,298,917
 -----------------------------------------------------------------------------
  Class B                                             443,110          71,882
 -----------------------------------------------------------------------------
  Class C                                          (1,888,183)     (2,415,544)
 -----------------------------------------------------------------------------
  Class K                                            (562,546)    (23,309,936)
 -----------------------------------------------------------------------------
  Investor Class                                 (124,626,964)   (518,858,620)
 -----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from share transactions          (126,617,529)   (540,213,301)
 -----------------------------------------------------------------------------
    Net increase (decrease) in net assets        (176,989,023)   (536,653,843)
 -----------------------------------------------------------------------------

 NET ASSETS:
  Beginning of period                           2,058,434,857   2,595,088,700
 -----------------------------------------------------------------------------
  End of period (including undistributed net
    investment income of $5,573,382 and
    $851,458, respectively)                    $1,881,445,834  $2,058,434,857
 -----------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2005
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Stock Fund, formerly INVESCO Core Equity Fund, (the "Fund") is a series portfolio of AIM Combination Stock & Bond Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek high total return through both growth and current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

                           AVERAGE NET ASSETS  RATE
                           -------------------------
                           First $350 million  0.60%
                           -------------------------
                           Next $350 million   0.55%
                           -------------------------
                           Next $1.3 billion   0.50%
                           -------------------------
                           Next $2 billion     0.45%
                           -------------------------
                           Next $2 billion     0.40%
                           -------------------------
                           Next $2 billion    0.375%
                           -------------------------
                           Over $8 billion     0.35%
                           -------------------------

  AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K and Investor Class shares to 1.50%, 2.15%, 2.15%, 1.60% and 1.40% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K and Investor Class shares to 2.00%, 2.65%, 2.65%, 2.10% and 1.90% of average daily net assets, respectively, through August 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  For the six months ended February 28, 2005, AIM waived fees of $2,319.
  For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $63,814 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $223,394.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended February 28, 2005, the Fund paid AISI $1,370,441.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C, Class K and Investor Class Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.45% of the average daily net assets of Class K shares. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended February 28, 2005, the Class A, Class B, Class C, Class K and Investor Class shares paid $14,240, $8,101, $36,522, $3,890 and $1,880,332, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended February 28, 2005, AIM Distributors advised the Fund that it retained $1,248 in front-end sales commissions from the sale of Class A shares and $0, $2,149, $216 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended February 28, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                            MARKET                                 UNREALIZED     MARKET            REALIZED
                                            VALUE     PURCHASES      PROCEEDS     APPRECIATION    VALUE    DIVIDEND   GAIN
FUND                                       08/31/04    AT COST      FROM SALES   (DEPRECIATION)  02/28/05   INCOME   (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class* $5,712,478 $260,122,236 $(258,762,260)      $--       $7,072,454 $59,392    $--
----------------------------------------------------------------------------------------------------------------------------

* On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $21,744.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.
  Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2005, the Fund paid legal fees of $6,249 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended February 28, 2005, the Fund had average interfund borrowings for the number of days the borrowings were outstanding, in the amount of $7,043,013 with a weighted average interest rate of 2.38% and interest expense of $3,677.

  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended February 28, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended February 28, 2005 was $583,916,142 and $873,501,123, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $213,840,702
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (58,783,040)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $155,057,662
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $1,733,853,090.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                       CHANGES IN SHARES OUTSTANDING/(a)/
-----------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED               YEAR ENDED
                                                               FEBRUARY 28, 2005            AUGUST 31, 2004
                                                          --------------------------  --------------------------
                                                             SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     109,050  $   1,177,852      846,231  $   9,220,035
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      59,344        640,326      172,795      1,916,951
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      26,488        282,653      347,480      3,824,650
-----------------------------------------------------------------------------------------------------------------
  Class K                                                      23,636        250,609      317,107      3,489,187
-----------------------------------------------------------------------------------------------------------------
  Investor Class                                            2,269,453     24,908,770    8,134,344     91,171,779
-----------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                      68,371        718,577       23,566        259,409
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      14,203        146,726        3,324         36,128
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      58,836        612,482       24,516        268,687
-----------------------------------------------------------------------------------------------------------------
  Class K                                                      15,504        160,310       55,112        597,963
-----------------------------------------------------------------------------------------------------------------
  Investor Class                                           15,427,328    163,693,085    6,779,303     75,325,167
-----------------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,775         18,527       10,734        120,595
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,807)       (18,527)     (10,877)      (120,595)
-----------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                    (176,089)    (1,897,902)    (483,474)    (5,301,122)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                     (30,972)      (325,415)    (163,693)    (1,760,602)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                    (261,827)    (2,783,318)    (591,818)    (6,508,881)
-----------------------------------------------------------------------------------------------------------------
  Class K                                                     (90,428)      (973,465)  (2,542,717)   (27,397,086)
-----------------------------------------------------------------------------------------------------------------
  Investor Class                                          (28,647,944)  (313,228,819) (61,121,306)  (685,355,566)
-----------------------------------------------------------------------------------------------------------------
                                                          (11,135,079) $(126,617,529) (48,199,373) $(540,213,301)
-----------------------------------------------------------------------------------------------------------------

(a)There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                         ----------------------------------------------------------------------
                                           SIX MONTHS                      THREE MONTHS               APRIL 1, 2002
                                             ENDED           YEAR ENDED       ENDED        YEAR ENDED  (DATE SALES
                                          FEBRUARY 28,       AUGUST 31,     AUGUST 31,      MAY 31,   COMMENCED) TO
                                              2005              2004           2003           2003    MAY 31, 2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $10.80            $10.86          $10.35         $11.56      $12.34
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                        0.04              0.02/(a)/       0.00           0.15        0.01
---------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                   0.64              0.25            0.53          (1.21)      (0.71)
---------------------------------------------------------------------------------------------------------------------
   Total from investment operations           0.68              0.27            0.53          (1.06)      (0.70)
---------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income        (0.02)            (0.02)          (0.02)         (0.15)      (0.08)
---------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains       (0.98)            (0.31)             --             --          --
---------------------------------------------------------------------------------------------------------------------
   Total distributions                       (1.00)            (0.33)          (0.02)         (0.15)      (0.08)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $10.48            $10.80          $10.86         $10.35      $11.56
---------------------------------------------------------------------------------------------------------------------
Total return/(b)/                             6.31%             2.48%           5.09%         (9.09)%     (5.67)%
---------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $7,949            $8,159          $3,893         $4,674      $  297
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets       1.07%/(c)(d)/     1.25%/(d)/      1.26%/(e)/     1.23%       0.99%/(e)/
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                           0.79%/(c)/        0.18%           0.64%/(e)/     0.92%       1.41%/(e)/
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                    29%              104%             14%            36%         25%
---------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $8,204,580. /(d)/After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 1.08% and 1.26% for the six months ended February 28, 2005 and the year ended August 31, 2004, respectively.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                            CLASS B
                                         ------------------------------------------------------------------------
                                          SIX MONTHS                    THREE MONTHS                    APRIL 1, 2002
                                            ENDED         YEAR ENDED       ENDED          YEAR ENDED     (DATE SALES
                                         FEBRUARY 28,     AUGUST 31,     AUGUST 31,        MAY 31,      COMMENCED) TO
                                             2005            2004           2003             2003       MAY 31, 2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $10.64         $10.76          $10.27         $ 11.54          $12.34
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                 0.01          (0.06)/(a)/     (0.00)          (0.00)/(a)/      0.01
-----------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                   0.63           0.25            0.49           (1.17)          (0.73)
-----------------------------------------------------------------------------------------------------------------------
   Total from investment operations           0.64           0.19            0.49           (1.17)          (0.72)
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income        (0.00)            --              --           (0.10)          (0.08)
-----------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains       (0.98)         (0.31)             --              --              --
-----------------------------------------------------------------------------------------------------------------------
   Total distributions                       (0.98)         (0.31)             --           (0.10)          (0.08)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $10.30         $10.64          $10.76         $ 10.27          $11.54
-----------------------------------------------------------------------------------------------------------------------
Total return/(b)/                             6.04%          1.71%           4.77%         (10.11)%         (5.83)%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $1,765         $1,390          $1,390         $ 1,264          $  258
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                             1.72%/(c)/     1.98%           2.16%/(d)/      2.16%           1.62%/(d)/
-----------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                             1.73%/(c)/     2.41%           2.35%/(d)/      2.57%           1.62%/(d)/
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                        0.14%/(c)/    (0.55)%         (0.19)%/(d)/    (0.05)%          0.84%/(d)/
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                    29%           104%             14%             36%             25%
-----------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $1,633,690. /(d)/Annualized.
/(e)/Not annualized for periods less than one year.

                                                                            CLASS C
                               --------------------------------------------------------------------------------------------------
                                 SIX MONTHS                       THREE MONTHS                                  FEBRUARY 15, 2000
                                   ENDED           YEAR ENDED        ENDED             YEAR ENDED MAY 31,          (DATE SALES
                                FEBRUARY 28,       AUGUST 31,      AUGUST 31,     ---------------------------     COMMENCED) TO
                                    2005              2004            2003          2003      2002      2001      MAY 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                           $10.71            $10.85         $ 10.34        $ 11.51   $ 13.77   $ 15.32        $14.55
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income (loss)       0.01             (0.08)/(a)/     (0.00)         (0.01)     0.05      0.18          0.12
---------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
   securities (both realized
   and unrealized)                  0.63              0.25            0.51          (1.16)    (1.86)    (0.38)         0.84
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment
     operations                     0.64              0.17            0.51          (1.17)    (1.81)    (0.20)         0.96
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income               (0.00)               --           (0.00)            --     (0.02)    (0.13)        (0.19)
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net
   realized gains                  (0.98)            (0.31)             --             --     (0.43)    (1.22)           --
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions             (0.98)            (0.31)          (0.00)            --     (0.45)    (1.35)        (0.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period    $10.37            $10.71         $ 10.85        $ 10.34   $ 11.51   $ 13.77        $15.32
---------------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                   5.99%             1.50%           4.94%        (10.17)%  (13.17)%   (1.22)%        6.66%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                   $5,867            $7,952         $10,435        $ 8,912   $ 9,747   $10,404        $1,388
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                         1.72%/(c)(d)/     2.13%/(d)/      2.12%/(e)/     2.20%     1.90%     1.73%         1.67%/(e)/
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average net
 assets                             0.14%/(c)/       (0.70)%         (0.15)%/(e)/   (0.12)%    0.40%     0.75%         0.94%/(e)/
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/          29%              104%             14%            36%       25%       36%           50%
---------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $7,364,901. /(d)/After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 1.73% and 2.14% for the six months ended February 28, 2005 and the year ended August 31, 2004, respectively.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                              CLASS K
                                     ----------------------------------------------------------------------------------------
                                      SIX MONTHS                     THREE MONTHS          YEAR ENDED       DECEMBER 14, 2000
                                        ENDED         YEAR ENDED        ENDED               MAY 31,            (DATE SALES
                                     FEBRUARY 28,     AUGUST 31,      AUGUST 31,     --------------------     COMMENCED) TO
                                         2005            2004            2003            2003       2002      MAY 31, 2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                 $10.65         $10.75         $ 10.25        $ 11.41      $ 13.84        $14.38
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)             0.04          (0.07)/(a)/     (0.00)/(a)/     0.01/(a)/    0.20         (0.05)
------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities
   (both realized and unrealized)         0.62           0.28            0.50          (1.16)       (1.98)        (0.48)
------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations       0.66           0.21            0.50          (1.15)       (1.78)        (0.53)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment
   income                                (0.02)            --              --          (0.01)       (0.22)        (0.01)
------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized
   gains                                 (0.98)         (0.31)             --             --        (0.43)           --
------------------------------------------------------------------------------------------------------------------------------
   Total distributions                   (1.00)         (0.31)             --          (0.01)       (0.65)        (0.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $10.31         $10.65         $ 10.75        $ 10.25      $ 11.41        $13.84
------------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                         6.18%          1.90%           4.88%        (10.07)%     (12.91)%       (3.68)%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                               $1,411         $2,003         $25,351        $22,450      $28,372        $    1
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets:
 With fee waivers and/or expense
   reimbursements                         1.17%/(c)/     2.11%           2.11%/(d)/     1.98%        1.18%         3.00%/(d)/
------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements                 1.18%/(c)/     2.34%           2.11%/(d)/     2.63%        1.18%         3.00%/(d)/
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets             0.69%/(c)/    (0.68)%         (0.14)%/(d)/    0.08%        1.08%        (0.71)%/(d)/
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                29%           104%             14%            36%          25%           36%
------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $1,743,039. /(d)/Annualized.
/(e)/Not annualized for periods less than one year.

                                                                   INVESTOR CLASS
                     ----------------------------------------------------------------------------------------------------------
                        SIX MONTHS                          THREE MONTHS
                          ENDED             YEAR ENDED         ENDED                         YEAR ENDED MAY 31,
                       FEBRUARY 28,         AUGUST 31,       AUGUST 31,      --------------------------------------------------
                           2005                2004             2003             2003         2002         2001        2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period  $    10.90          $    10.95        $    10.43       $    11.60   $    13.91   $    15.45   $    15.85
-------------------------------------------------------------------------------------------------------------------------------
Income from
 investment
 operations:
 Net investment
   income                   0.05                0.06/(a)/         0.02             0.10         0.16         0.22         0.24
-------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses)
   on securities
   (both realized
   and unrealized)          0.65                0.25              0.52            (1.17)       (1.88)       (0.31)        1.05
-------------------------------------------------------------------------------------------------------------------------------
   Total from
     investment
     operations             0.70                0.31              0.54            (1.07)       (1.72)       (0.09)        1.29
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income       (0.03)              (0.05)            (0.02)           (0.10)       (0.16)       (0.23)       (0.24)
-------------------------------------------------------------------------------------------------------------------------------
 Distributions from
   net realized
   gains                   (0.98)              (0.31)               --               --        (0.43)       (1.22)       (1.45)
-------------------------------------------------------------------------------------------------------------------------------
   Total
     distributions         (1.01)              (0.36)            (0.02)           (0.10)       (0.59)       (1.45)       (1.69)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period        $    10.59          $    10.90        $    10.95       $    10.43   $    11.60   $    13.91   $    15.45
-------------------------------------------------------------------------------------------------------------------------------
Total return/(b)/           6.42%               2.83%             5.22%           (9.18)%     (12.42)%      (0.45)%       8.46%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)             $1,864,454          $2,038,931        $2,554,020       $2,518,441   $3,184,866   $4,120,025   $4,405,739
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses
 to average net
 assets                     0.91%/(c)(d)/       0.89%/(d)/        1.05%/(e)/       1.08%        1.02%        0.96%        0.93%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net
 investment income
 to average net
 assets                     0.94%/(c)/          0.54%             0.91%/(e)/       0.99%        1.27%        1.47%        1.52%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
 rate/(f)/                    29%                104%               14%              36%          25%          36%          50%
-------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of
     $1,984,826,464.
/(d)/After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 0.92% and 1.03% for the six months ended February 28, 2005 and the year ended August 31, 2004, respectively.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.
  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.
  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.
  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.
  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.
  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.
  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

  Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.
  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

  Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

  Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

                     ************************************

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

NOTE 12--SUBSEQUENT EVENT

The Board of Trustees of the Trust ("Seller") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Selling Fund") a series of Seller, would transfer all of its assets to AIM Diversified Dividend Fund ("Buying Fund"), a series of AIM Equity Funds (the "Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.
  The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. If the Agreement is approved by shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES   OFFICERS                                                 OFFICE OF THE FUND
Bob R. Baker        Robert H. Graham                                         11 Greenway Plaza
                    Vice Chair and President                                 Suite 100
Frank S. Bayley                                                              Houston, TX 77046-1173
                    Mark H. Williamson
James T. Bunch      Executive Vice President                                 INVESTMENT ADVISOR
                                                                             A I M Advisors, Inc.
Bruce L. Crockett   Lisa O. Brinkley                                         11 Greenway Plaza
Chair               Senior Vice President and Chief Compliance Officer       Suite 100
                                                                             Houston, TX 77046-1173
Albert R. Dowden    Russell C. Burk
                    Senior Vice President                                    SUB-ADVISOR
Edward K. Dunn, Jr.                                                          INVESCO Institutional (N.A.), Inc.
                    Kevin M. Carome                                          National Asset Management Division
Jack M. Fields      Senior Vice President, Secretary and Chief Legal Officer The Aegon Center
                                                                             400 West Market Street, Suite 2500
Carl Frischling     Sidney M. Dilgren                                        Louisville, KY 40202-3349
                    Vice President and Treasurer
Robert H. Graham                                                             TRANSFER AGENT
                    Robert G. Alley                                          AIM Investment Services, Inc.
Gerald J. Lewis     Vice President                                           P.O. Box 4739
                                                                             Houston, TX 77210-4739
Prema Mathai-Davis  Stuart W. Coco
                    Vice President                                           CUSTODIAN
Lewis F. Pennock                                                             State Street Bank and Trust Company
                    J. Philip Ferguson                                       225 Franklin Street
Ruth H. Quigley     Vice President                                           Boston, MA 02110-2801

Larry Soll          Karen Dunn Kelley                                        COUNSEL TO THE FUND
                    Vice President                                           Ballard Spahr
Mark H. Williamson                                                           Andrews & Ingersoll, LLP
                                                                             1735 Market Street, 51st Floor
                                                                             Philadelphia, PA 19103-7599

                                                                             COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                             Kramer, Levin, Naftalis & Frankel LLP
                                                                             919 Third Avenue
                                                                             New York, NY 10022-3852

                                                                             DISTRIBUTOR
                                                                             A I M Distributors, Inc.
                                                                             11 Greenway Plaza
                                                                             Suite 100
                                                                             Houston, TX 77046-1173

         Domestic Equity                          Sector Equity

AIM Aggressive Growth Fund               AIM Advantage Health Sciences Fund/1/
AIM Balanced Fund*                       AIM Energy Fund/1/
AIM Basic Balanced Fund*                 AIM Financial Services Fund/1/
AIM Basic Value Fund                     AIM Global Health Care Fund
AIM Blue Chip Fund                       AIM Global Real Estate Fund/9/
AIM Capital Development Fund             AIM Gold & Precious Metals Fund/1/
AIM Charter Fund                         AIM Health Sciences Fund/1/
AIM Constellation Fund                   AIM Leisure Fund/1/
AIM Core Stock Fund/1/                   AIM Multi-Sector Fund/1/
AIM Dent Demographic Trends Fund         AIM Real Estate Fund/8/
AIM Diversified Dividend Fund            AIM Technology Fund/1/
AIM Dynamics Fund/1/                     AIM Utilities Fund/1/
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund                    Fixed Income
AIM Large Cap Growth Fund
AIM Libra Fund                           TAXABLE
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/2/          AIM Floating Rate Fund
AIM Mid Cap Growth Fund                  AIM High Yield Fund
AIM Mid Cap Stock Fund/1/                AIM Income Fund
AIM Opportunities I Fund                 AIM Intermediate Government Fund
AIM Opportunities II Fund                AIM Limited Maturity Treasury Fund
AIM Opportunities III Fund               AIM Money Market Fund
AIM Premier Equity Fund                  AIM Short Term Bond Fund
AIM S&P 500 Index Fund/1/                AIM Total Return Bond Fund
AIM Select Equity Fund                   Premier Portfolio
AIM Small Cap Equity Fund/3/             Premier U.S. Government Money
AIM Small Cap Growth Fund/4/              Portfolio/1/
AIM Small Company Growth Fund/1/
AIM Total Return Fund*/1/                TAX-FREE
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund         AIM High Income Municipal Fund
AIM Weingarten Fund                      AIM Municipal Bond Fund
                                         AIM Tax-Exempt Cash Fund
* Domestic equity and income fund        AIM Tax-Free Intermediate Fund
                                         Premier Tax-Exempt Portfolio

         International/Global
                                                  AIM Allocation Solutions
AIM Asia Pacific Growth Fund
AIM Developing Markets Fund              AIM Conservative Allocation Fund
AIM European Growth Fund                 AIM Growth Allocation Fund/10/
AIM European Small Company Fund/5/       AIM Moderate Allocation Fund
AIM Global Aggressive Growth Fund        AIM Moderate Growth Allocation Fund/9/
AIM Global Equity Fund/6/                AIM Moderately Conservative
AIM Global Growth Fund                   Allocation Fund/9/
AIM Global Value Fund
AIM International Core Equity Fund/1/
AIM International Growth Fund
AIM International Small Company Fund/7/
AIM Trimark Fund


/1/The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. /2/As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /3/Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. /4/As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /5/As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /6/Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. /7/Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /8/As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /9/Available effective April 29, 2005. /10/Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

     If used after June 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M MANAGEMENT GROUP INC. HAS PROVIDED LEADERSHIP IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1976 AND MANAGES $138 BILLION IN ASSETS. AIM IS A SUBSIDIARY OF AMVESCAP PLC, ONE OF THE WORLD'S LARGEST INDEPENDENT FINANCIAL SERVICES COMPANIES WITH $382 BILLION IN ASSETS UNDER MANAGEMENT. DATA AS OF DECEMBER 31, 2004.

--------------------------------------------------------------------------------
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.
--------------------------------------------------------------------------------

AIMinvestments.com             I-CSTO-SAR-1            A I M Distributors, Inc.

[YOUR GOALS. OUR SOLUTIONS.]
- REGISTERED TRADEMARK -


  Mutual   Retirement   Annuities  College   Separately  Offshore  Cash
  Funds    Products                Savings   Managed     Products  Management
                                   Plans     Accounts

                                                        [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

                                                           AIM TOTAL RETURN FUND
                           Semiannual Report to Shareholders . February 28, 2005


                                  [COVER IMAGE]


                                             FORMERLY INVESCO TOTAL RETURN FUND.


                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -


                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM TOTAL RETURN FUND SEEKS TO PROVIDE HIGH TOTAL RETURN THROUGH BOTH GROWTH AND CURRENT INCOME.

.. Unless otherwise stated, information presented in this report is as of February 28, 2005, and is based on total net assets.

.. Effective October 15, 2004, INVESCO Total Return Fund was renamed AIM Total Return Fund.

ABOUT SHARE CLASSES

.. Effective September 30, 2003, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

.. Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

PRINCIPAL RISKS OF INVESTING IN THE FUND

.. At any given time, the Fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to the sectors in which it can invest.

.. The Fund invests in securities issued or backed by the U.S. government, its agencies or instrumentalities. They offer a high degree of safety and, in the case of government securities, are guaranteed as to timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value or yield will vary with market conditions.

.. The Fund may invest a portion of its assets in mortgage-backed securities, which may lose value if mortgages are prepaid in response to falling interest rates.

.. The Fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

ABOUT INDEXES USED IN THIS REPORT

.. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

.. The unmanaged Lipper Balanced Fund Index represents an average of the 30 largest balanced funds tracked by Lipper, Inc., an independent mutual fund performance monitor. It is calculated daily, with adjustments for distributions as of the ex-dividend dates.

.. The Custom Total Return Index used in this report is composed of 60% Standard & Poor's Composite Index of 500 Stocks (the S&P 500 Index) and 40% Lehman U.S. Aggregate Bond Index. The unmanaged S&P 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The unmanaged Lehman U.S. Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

.. The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

OTHER INFORMATION

.. The returns shown in management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-8066 and 33-69904. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE
AIMINVESTMENTS.COM

AIM TOTAL RETURN FUND

                    DEAR FELLOW SHAREHOLDER OF THE AIM FAMILY OF FUNDS --REGISTERED TRADEMARK-- :

                    There was plenty of good news for investors as the six-month period covered by this report came to a close:

[GRAHAM PHOTO]        . Growth of U.S. gross domestic product for the fourth
                      quarter of 2004 was a solid 3.8%, annualized; for 2004 as a whole, the economy grew 4.4%.

                      . The Institute for Supply Management's manufacturing and nonmanufacturing indexes--based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy--both indicated continued healthy growth during February and remained in very strong territory. In fact, it was the 40/th/ month in a row that the economy as a whole expanded.

ROBERT H. GRAHAM      . As of January 2005, nondefense capital spending remained on an upward trajectory, reflecting business confidence in the future.

[WILLIAMSON PHOTO]    . Job growth during February was more robust than in the
                      recent past, though the unemployment rate rose slightly.
                      The latter detail was, in fact, good news for the bond market, as it meant there was still enough slack in the job market to keep wage inflation from becoming an issue.

MARK H. WILLIAMSON    However, none of this can assure us that 2005 will be
                    another year of solid economic growth or positive market returns. The recent huge run-up in oil prices is one reason for caution, and the government reported a larger-than-expected increase in consumer prices for February 2005. Just after the close of the reporting period, the Federal Reserve (the Fed) raised short-term interest rates for the seventh time since mid-year 2004. In its statement accompanying the rate hike announcement, the Fed noted that inflationary pressures have picked up recently and that businesses' ability to raise prices appeared stronger than in the recent past. There is virtually universal expectation that the Fed will continue to increase short-term interest rates during 2005, which could ultimately dampen the economy's performance. As long-term observers of the economy and the markets, we can only say that such a good news/bad news combination is far from unusual.

                      Over the short term, the only certain thing about the
                    financial markets is their unpredictability. It is over the long term that they have been so rewarding to investors, and we remain confident in their long-term outlook. Given our inability to forecast markets accurately over the short term, as always, we urge our shareholders to maintain a long-term investment perspective, to make sure their portfolio of investments is suitably diversified, and to contact their financial advisors any time they have questions or concerns about their investments or the markets.

                    YOUR FUND

                    The pages that follow provide a discussion of your Fund's approach to investing, an explanation of its performance over the six-month reporting period, and a summary of its portfolio of holdings as that period closed.

                      Further information about your Fund and the other funds in
                    The AIM Family of Funds, as well as general information about the markets and investing, is always available on our widely praised Web site, AIMinvestments.com. We invite you to visit frequently.

                      As always, we at AIM are dedicated to building solutions
                    that will help you meet your investment goals. We thank you for your continued participation in AIM Investments --REGISTERED TRADEMARK-- . If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM                /S/ MARK H. WILLIAMSON
                    Robert H. Graham                    Mark H. Williamson
                    Trustee, President & Vice Chair,    Trustee & Executive Vice President,
                    AIM Funds                           AIM Funds
                    April 15, 2005

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS AND A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM TOTAL RETURN FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The fund invests primarily in large-capitalization stocks, especially dividend-paying equities, and investment-grade fixed-income securities.

--------------------------------------------------------------------------------
FUND VS. INDEXES

TOTAL RETURNS, 8/31/04-2/28/05, EXCLUDING APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.


Class A Shares                       4.68%
Class B Shares                       4.37
Class C Shares                       4.33
Investor Class Shares                4.72
S&P 500 Index (Broad Market Index)   9.99
Custom Total Return Index:
60% S&P 500 Index/40% Lehman
U.S. Aggregate Bond Index            6.56
Lipper Balanced Fund Index
(Peer Group Index)                   8.09

SOURCE: LIPPER, INC.
--------------------------------------------------------------------------------

     The Fund entered the period positioned to benefit from continuing economic expansion by emphasizing economically sensitive sectors. However, investors generally favored more defensive sectors during the period, making the performance of our equity selections and sector allocations more modest than anticipated. This circumstance led to much of the Fund's underperformance relative to its indexes.

     However, the fixed-income portion of the Fund performed well for the period, due in part to its short duration bias compared with the Lehman U.S. Aggregate Bond Index. Duration is a measure of a bond fund's price sensitivity to interest rate changes. Lowering a fund's duration reduces its risk of value loss when interest rates rise--which they continued to do throughout the period, due to several rate increases by the Federal Reserve (the Fed). The Fund's fixed-income segment also benefited from a lower weighting in Treasuries than its index and a larger weighting in higher-performing non-Treasury issues, such as corporate credit and mortgage-backed and asset-backed securities.

HOW WE INVEST

The Fund invests in a mix of equity and debt securities in an effort to cushion against sharp price movements in both asset classes.

     The equity portion of the Fund's portfolio is normally invested in stocks possessing one of three attributes that are attractive relative to the S&P 500
Index: a low price-to-earnings (P/E) ratio, a high dividend yield, or consistent growth.

     The Fund's fixed-income portion typically includes corporate bonds and obligations of the U.S. government and government agencies. It usually maintains a shorter duration than the Lehman U.S. Aggregate Bond Index--a defensive strategy. The Fund also customarily overweights corporate bonds (holds more than its index), and maintains a modest barbell strategy relative to the index, meaning more short-term and long-term bonds but fewer intermediate-term bonds.

MARKET CONDITIONS AND YOUR FUND

Economic improvement continued during the Fund's six-month reporting period, which included the last month of third-quarter 2004, fourth-quarter 2004 and the first two months of 2005. U.S. Gross Domestic Product (GDP)--generally considered the broadest measure of economic activity--grew at annualized rates of 4.0% and 3.8%, respectively, in the third and fourth quarters of 2004.

     Throughout the period, the Fund's portfolio was constructed to benefit from economic growth. Based on this expectation, we focused more of our equity investment strategy on the growth attribute mentioned above, increasing our holdings in cyclical technology and consumer discretionary stocks. In the low P/E attribute, we emphasized the economically sensitive industrials and financials; in the yield attribute, we focused on the materials sector. All of these sectors produced positive results for the Fund.

     The Fund's equity segment benefited from an overweighting in the information technology sector, which posted moderate results during the period. Within financials, the Fund was helped by the strong performance of its brokerage stocks, which benefited from strong market trading volumes and increased merger and acquisition activity.

     A third sector that contributed to Fund performance was the industrial sector, where the Fund carried an overweighting, taking

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COMPOSITION                    TOP 10 EQUITY HOLDINGS*                          TOP 10 FIXED INCOME ISSUERS*
By type of security                      1. Johnson & Johnson                   2.3%      1.  Federal National
                                                                                              Mortgage Association (FNMA)       7.4%
                                         2. Pfizer Inc.                         1.9       2.  U.S. Treasury                     2.7
        [PIE CHART]                      3. Wal-Mart Stores, Inc.               1.9       3.  Government National
MORTGAGE-BACKED SECURITIES       18.4%   4. American International Group, Inc.  1.9           Mortgage Association (GNMA)       1.9
CORPORATE BONDS & Notes          13.2%   5. General Electric Co.                1.9       4.  General Motors Acceptance Corp.   1.3
GOVERNMENT BONDS & Notes          2.7%   6. Citigroup Inc.                      1.8       5.  Credit Suisse First Boston
MONEY MARKET FUNDS PLUS                  7. Morgan Stanley                      1.6           Mortgage Securities Corp.         1.3
OTHER ASSETS LESS LIABILITIES     1.0%   8. Microsoft Corp.                     1.6       6.  Structured Asset Securities Corp. 1.2
COMMON STOCKS                    64.7%   9. Texas Instruments Inc.              1.5       7.  Verizon Global Funding Corp.      1.0
                                        10. Dell Inc.                           1.5       8.  Structured Adjustable Rate
                                                                                              Mortgage Loan Trust               0.7
The Fund's holdings are subject to change, and there is no assurance                      9.  Chase Funding Mortgage Loan       0.6
that the Fund will continue to hold any particular security.                              10. Master Asset Securitization Trust 0.6

*Excluding money market fund holdings.
------------------------------------------------------------------------------------------------------------------------------------

advantage of low P/Es. Industrial holdings included heavy-machinery makers Caterpillar and Ingersoll-Rand, which enjoyed strong earnings growth as they benefited from strength within the industrial economy. The consumer discretionary sector also had a significant positive impact on Fund results, as consumer spending remained positive in every month of the period except January.

     Fund results were further boosted by an overweighting in the materials sector, which was invigorated by increasing global demand for commodities during the period. Fund holdings in this sector included glass and coatings manufacturer PPG Industries, which met our screening criteria for the yield attribute and continued to produce strong dividend yields during the period.

     As a group, the Fund's stocks in the health care sector detracted from performance. This sector was the second-weakest performer in the S&P 500 Index for the period. Many large pharmaceutical stocks declined in price as investors worried about impending patent expirations, weak product pipelines and product safety issues.

     Energy turned out to be the best performing sector in the S&P 500 Index during the period, as strong global demand drove up crude oil prices. While the Fund's energy stocks provided strong returns, the portfolio had a significant underweighting in the sector, since we believed crude oil prices would decline as terrorism fears subsided. This underweighting resulted in a smaller contribution to Fund performance relative to the index. Indeed, this sector accounted for most of the Fund's shortfall compared with its indexes.

     The Fund's fixed-income segment was positioned to benefit from an improving economy with rising interest rates. As we anticipated that the Fed would continue making `measured' increases in its target federal funds rate, we underweighted Treasuries and overweighted spread products (non-Treasury issues) relative to the Lehman U.S. Aggregate Bond Index. Spread products include corporate bonds, mortgage-backed securities and asset-backed securities, which typically offer higher yields than Treasuries. For the same reason, we also overweighted lower-rated investment-grade bonds. When rates rose as we projected, these tactical allocations did add value for the period, as did the relatively short duration mentioned above.

     While short-term interest rates rose during the period, long-term rates unexpectedly declined. Our maturity allocation benefited the Fund by providing higher prices for the long-dated bonds within the fund's barbell structure and higher yields for the short ones.

     In general, the Fund benefited from the fixed-income segment's overweightings in the utility and telecommunication sectors. While the auto industry was hampered by price volatility, the homebuilding industry was generally beneficial for the Fund.

IN CLOSING

Though the market was less favorable to the fund than expected during this period, we remain confident in our multiple attribute equity strategy. In addition, we have confidence in the long-term validity of our fixed-income strategy of holding investment-grade securities with more non-Treasury issues and a shorter duration than the index. We believe that a well-diversified mixture of stocks and bonds meeting these criteria will benefit shareholders over time as we seek to provide both share price appreciation and current income. Thank you for your continued investment in AIM Total Return Fund.

THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                      See important Fund and index disclosures inside front cover.

--------------------------------------------------------------------------------
The equity portion of the Fund is managed using a team approach. The investment team includes six portfolio managers who concentrate on stock selection, four investment professionals who concentrate on portfolio strategies, and three research analysts.

     The individuals who are primarily responsible for the day-to-day management of the Fund's fixed-income portfolio holdings are Kenneth R. Bowling, Richard J. King and Stephen M. Johnson.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP 10 INDUSTRIES*                            TOTAL NET ASSETS   $589.2 million
1.  U.S. Mortgage-Backed Securities     9.3%
2.  Collateralized Mortgage Obligations 9.1   TOTAL NUMBER OF HOLDINGS*     164
3.  Pharmaceuticals                     7.0
4.  Semiconductors                      5.0
5.  Investment Banking & Brokerage      4.9
6.  Consumer Finance                    3.5
7.  Other Diversified Financial         3.2
    Services
8.  Industrial Machinery                2.9
9.  U.S. Treasury Securities            2.7
10. Aerospace & Defense                 2.6
--------------------------------------------------------------------------------

[RIGHT ARROW GRAPHIC]

For a presentation of your Fund's long-term performance record, please turn to page 5.

AIM TOTAL RETURN FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004, to February 28, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2005, appear in the table "Fund vs. Indexes" on page 2. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------
                                           ACTUAL                       HYPOTHETICAL
                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES    ENDING ACCOUNT    EXPENSES
 SHARE          VALUE               VALUE       PAID DURING       VALUE        PAID DURING
 CLASS        (9/1/04)          (2/28/05)/1/     PERIOD/2/       (2/28/05)      PERIOD/2/
   A       $        1,000.00   $     1,046.80   $      6.80   $     1,018.15   $     6.71
   B                1,000.00         1,043.70         10.08         1,014.93         9.94
   C                1,000.00         1,043.30         10.08         1,014.93         9.94
Investor            1,000.00         1,047.20          6.29         1,018.65         6.21
----------------------------------------------------------------------------------------------

/1/ The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February 28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2005, appear in the table "Fund vs. Indexes" on page 2.

/2/ Expenses are equal to the Fund's annualized expense ratio, 1.34%, 1.99%, 1.99% and 1.24% for Class A, B, C and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


[ARROW
BUTTON     For More Information Visit
IMAGE]     AIMINVESTMENTS.COM

AIM TOTAL RETURN FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended February 28, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS
As of 2/28/05, including applicable sales charges

CLASS A SHARES
Inception (3/28/2002)         -0.93%
1 Year                        -4.27

CLASS B SHARES
Inception (3/28/2002)         -0.57%
1 Year                        -4.37

CLASS C SHARES
Inception (2/14/2000)          0.07%
5 Years                        0.49
1 Year                        -0.38

INVESTOR CLASS SHARES
10 Years                       6.87%
5 Years                        2.04
1 Year                         1.38

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of December 31, 2004, the most recent calendar quarter-end.

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/04, including applicable sales charges

CLASS A SHARES
Inception (3/28/2002)               -0.63%
1 Year                              -2.11

CLASS B SHARES
Inception (3/28/2002)               -0.20%
1 Year                              -2.04

CLASS C SHARES
Inception (2/14/2000)                0.31%
1 Year                               1.98

INVESTOR CLASS SHARES
10 Years                             7.48%
5 Years                              0.19
1 Year                               3.75

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

     The performance of the Fund's share classes will differ due to different sales charge structures and class expenses

     Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

AFTER THE CLOSE OF THE REPORTING PERIOD, ON MARCH 22, 2005, THE BOARD OF TRUSTEES OF AIM TOTAL RETURN FUND APPROVED A PROPOSAL TO REORGANIZE THE FUND INTO AIM BASIC BALANCED FUND AND TO SUBMIT THAT PROPOSAL TO THE SHAREHOLDERS OF AIM TOTAL RETURN FUND. WE CURRENTLY INTEND TO SEND PROXY VOTING MATERIALS TO SHAREHOLDERS OF AIM TOTAL RETURN FUND DURING MAY AND HOLD A SHAREHOLDER MEETING ON JUNE 28, 2005, AT WHICH SHAREHOLDERS OF AIM TOTAL RETURN FUND WILL VOTE ON THE REORGANIZATION PROPOSAL. IF APPROVED BY SHAREHOLDERS, THE REORGANIZATION IS EXPECTED TO BE COMPLETED BY JULY 18, 2005.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 2/28/05


AIM TOTAL RETURN FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

=================================================
AVERAGE ANNUAL TOTAL RETURNS
For periods ended 2/28/05

Inception (11/3/03)                       4.68%
  1 Year                                  1.68
  6 Months*                               4.90

AVERAGE ANNUAL TOTAL RETURNS
For periods ended 12/31/04, most recent
 calendar quarter-end

Inception (11/3/03)                       6.19%
  1 Year                                  4.01
  6 Months*                               4.09

*Cumulative return that has not been annualized.
=================================================

     Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes due to differing sales charges and class expenses.

     Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your fund prospectus for more information. For the most current month-end performance, please call 800-525-8085 or visit AIMinvestments.com.


                                   Over for information on your fund's expenses.


                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


                                  [YOUR GOALS.
                                 OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -     [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIMinvestments.com     I-TRE-INS-2

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004, to February 28, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended February 28, 2005, appears in the table on the front of this supplement. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

================================================================================================
                                                                        HYPOTHETICAL
                                          ACTUAL              (5% annual return before expenses)
                Beginning
                 Account     Ending Account      Expenses      Ending Account      Expenses
                  Value         Value          Paid During         Value          Paid During
                (09/01/04)   (02/28/05)/1/    Period/2/, /3/    (02/28/05)      Period/2/, /4/
Institutional
 Class          $ 1,000.00    $ 1,049.00         $ 4.42         $ 1,020.48         $ 4.36


/1/The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February 28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended February 28, 2005, appears in the table on the front of this supplement.

/2/Expenses are equal to the Fund's annualized expense ratio, 0.87% for Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on January 1, 2005, the advisor contractually agreed to waive a portion of its advisory fees. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.79% for Institutional Class shares.

/3/The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $4.01 for Institutional Class shares.

/4/The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $3.96 for
Institutional Class shares.
================================================================================================

AIMinvestments.com     I-TRE-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS
February 28, 2005
(Unaudited)

                                                                    MARKET
                                                         SHARES     VALUE
   --------------------------------------------------------------------------
   COMMON STOCKS & OTHER EQUITY
    INTERESTS-64.67%

   AEROSPACE & DEFENSE-2.60%
   Honeywell International Inc.                          179,370 $  6,810,679
   --------------------------------------------------------------------------
   United Technologies Corp.                              84,910    8,480,811
   --------------------------------------------------------------------------
                                                                   15,291,490
   --------------------------------------------------------------------------

   ALUMINUM-0.84%
   Alcoa Inc.                                            154,960    4,977,315
   --------------------------------------------------------------------------

   ASSET MANAGEMENT & CUSTODY
    BANKS-0.87%
   Bank of New York Co., Inc. (The)                      168,750    5,104,688
   --------------------------------------------------------------------------

   BIOTECHNOLOGY-0.73%
   Amgen Inc./(a)/                                        70,050    4,315,781
   --------------------------------------------------------------------------

   CASINOS & GAMING-0.70%
   International Game Technology                         134,790    4,105,703
   --------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT-1.88%
   Cisco Systems, Inc./(a)/                              388,450    6,766,799
   --------------------------------------------------------------------------
   Lucent Technologies Inc.-Wts., expiring 12/10/07/(b)/  12,453       11,083
   --------------------------------------------------------------------------
   QUALCOMM Inc.                                         118,870    4,292,396
   --------------------------------------------------------------------------
                                                                   11,070,278
   --------------------------------------------------------------------------

   COMPUTER HARDWARE-2.33%
   Dell Inc./(a)/                                        217,580    8,722,782
   --------------------------------------------------------------------------
   International Business Machines Corp.                  54,130    5,011,355
   --------------------------------------------------------------------------
                                                                   13,734,137
   --------------------------------------------------------------------------

   COMPUTER STORAGE & PERIPHERALS-1.08%
   EMC Corp./(a)/                                        503,080    6,368,993
   --------------------------------------------------------------------------

   CONSTRUCTION & FARM MACHINERY & HEAVY
    TRUCKS-1.82%
   Caterpillar Inc.                                       63,820    6,066,091
   --------------------------------------------------------------------------
   Deere & Co.                                            65,800    4,679,038
   --------------------------------------------------------------------------
                                                                   10,745,129
   --------------------------------------------------------------------------

   CONSUMER FINANCE-1.01%
   MBNA Corp.                                            234,560    5,950,787
   --------------------------------------------------------------------------

   DATA PROCESSING & OUTSOURCED
    SERVICES-0.83%
   First Data Corp.                                      119,930    4,919,529
   --------------------------------------------------------------------------

   DIVERSIFIED BANKS-1.30%
   Bank of America Corp.                                 163,820    7,642,203
   --------------------------------------------------------------------------

   DIVERSIFIED CHEMICALS-1.37%
   E. I. du Pont de Nemours & Co.                         66,860    3,563,638
   --------------------------------------------------------------------------
   PPG Industries, Inc.                                   62,620    4,505,509
   --------------------------------------------------------------------------
                                                                    8,069,147
   --------------------------------------------------------------------------

                                                             MARKET
                                                  SHARES     VALUE
          ------------------------------------------------------------

          DRUG RETAIL-1.08%
          Walgreen Co.                            149,270 $  6,393,234
          ------------------------------------------------------------

          ELECTRICAL COMPONENTS &
           EQUIPMENT-0.99%
          Emerson Electric Co.                     88,088    5,841,996
          ------------------------------------------------------------

          FOREST PRODUCTS-0.82%
          Weyerhaeuser Co.                         72,170    4,830,338
          ------------------------------------------------------------

          GENERAL MERCHANDISE STORES-0.84%
          Target Corp.                             97,640    4,962,065
          ------------------------------------------------------------

          HEALTH CARE EQUIPMENT-1.81%
          Boston Scientific Corp./(a)/             90,210    2,946,259
          ------------------------------------------------------------
          Medtronic, Inc.                         147,820    7,704,378
          ------------------------------------------------------------
                                                            10,650,637
          ------------------------------------------------------------

          HOME IMPROVEMENT RETAIL-1.78%
          Home Depot, Inc. (The)                  137,980    5,521,960
          ------------------------------------------------------------
          Lowe's Cos., Inc.                        84,230    4,951,039
          ------------------------------------------------------------
                                                            10,472,999
          ------------------------------------------------------------

          HOUSEHOLD PRODUCTS-0.98%
          Procter & Gamble Co. (The)              108,542    5,762,495
          ------------------------------------------------------------

          HYPERMARKETS & SUPER CENTERS-1.94%
          Wal-Mart Stores, Inc.                   221,190   11,415,616
          ------------------------------------------------------------

          INDUSTRIAL CONGLOMERATES-1.85%
          General Electric Co.                    309,910   10,908,832
          ------------------------------------------------------------

          INDUSTRIAL GASES-2.26%
          Air Products & Chemicals, Inc.          105,070    6,579,483
          ------------------------------------------------------------
          Praxair, Inc.                           150,730    6,757,226
          ------------------------------------------------------------
                                                            13,336,709
          ------------------------------------------------------------

          INDUSTRIAL MACHINERY-2.85%
          Eaton Corp.                              94,886    6,618,299
          ------------------------------------------------------------
          Illinois Tool Works Inc.                 60,500    5,429,875
          ------------------------------------------------------------
          Ingersoll-Rand Co. -- Class A (Bermuda)  56,370    4,749,173
          ------------------------------------------------------------
                                                            16,797,347
          ------------------------------------------------------------

          INTEGRATED OIL & GAS-0.39%
          Exxon Mobil Corp.                        36,720    2,324,743
          ------------------------------------------------------------

          INVESTMENT BANKING & BROKERAGE-4.06%
          Goldman Sachs Group, Inc. (The)          67,010    7,290,688
          ------------------------------------------------------------
          Merrill Lynch & Co., Inc.               119,930    7,025,499
          ------------------------------------------------------------
          Morgan Stanley                          169,820    9,589,735
          ------------------------------------------------------------
                                                            23,905,922
          ------------------------------------------------------------

                                                                   MARKET
                                                        SHARES     VALUE
    ------------------------------------------------------------------------

    MOVIES & ENTERTAINMENT-0.95%
    Viacom Inc. -- Class B                              161,260 $  5,627,974
    ------------------------------------------------------------------------

    MULTI-LINE INSURANCE-1.86%
    American International Group, Inc.                  163,640   10,931,152
    ------------------------------------------------------------------------

    OIL & GAS DRILLING-1.22%
    ENSCO International Inc.                             55,190    2,223,053
    ------------------------------------------------------------------------
    Transocean Inc. (Cayman Islands)/(a)/               102,950    4,991,016
    ------------------------------------------------------------------------
                                                                   7,214,069
    ------------------------------------------------------------------------

    OIL & GAS EQUIPMENT & SERVICES-0.71%
    Schlumberger Ltd. (Netherlands)                      55,310    4,173,140
    ------------------------------------------------------------------------

    OTHER DIVERSIFIED FINANCIAL SERVICES-2.49%
    Citigroup Inc.                                      216,520   10,332,334
    ------------------------------------------------------------------------
    JPMorgan Chase & Co.                                118,870    4,344,699
    ------------------------------------------------------------------------
                                                                  14,677,033
    ------------------------------------------------------------------------

    PHARMACEUTICALS-6.80%
    Forest Laboratories, Inc./(a)/                      122,050    5,211,535
    ------------------------------------------------------------------------
    Johnson & Johnson                                   210,150   13,785,840
    ------------------------------------------------------------------------
    Lilly (Eli) & Co.                                    96,580    5,408,480
    ------------------------------------------------------------------------
    Pfizer Inc.                                         435,150   11,440,094
    ------------------------------------------------------------------------
    Wyeth                                               102,950    4,202,419
    ------------------------------------------------------------------------
                                                                  40,048,368
    ------------------------------------------------------------------------

    SEMICONDUCTOR EQUIPMENT-0.77%
    Applied Materials, Inc./(a)/                        258,970    4,531,975
    ------------------------------------------------------------------------

    SEMICONDUCTORS-5.03%
    Altera Corp./(a)/                                   205,900    4,270,366
    ------------------------------------------------------------------------
    Intel Corp.                                         343,880    8,246,242
    ------------------------------------------------------------------------
    Linear Technology Corp.                             137,980    5,389,499
    ------------------------------------------------------------------------
    Maxim Integrated Products, Inc.                      65,800    2,830,716
    ------------------------------------------------------------------------
    Texas Instruments Inc.                              335,390    8,877,773
    ------------------------------------------------------------------------
                                                                  29,614,596
    ------------------------------------------------------------------------

    SOFT DRINKS-0.70%
    PepsiCo, Inc.                                        76,420    4,115,981
    ------------------------------------------------------------------------

    SPECIALTY STORES-0.99%
    Tiffany & Co.                                       194,340    5,859,351
    ------------------------------------------------------------------------

    SYSTEMS SOFTWARE-2.36%
    Computer Associates International, Inc.                 781       21,157
    ------------------------------------------------------------------------
    Microsoft Corp.                                     370,410    9,326,924
    ------------------------------------------------------------------------
    Symantec Corp./(a)/                                 205,900    4,531,859
    ------------------------------------------------------------------------
                                                                  13,879,940
    ------------------------------------------------------------------------

    THRIFTS & MORTGAGE FINANCE-1.78%
    Fannie Mae                                          104,009    6,080,366
    ------------------------------------------------------------------------
    PMI Group, Inc. (The)                               109,320    4,400,130
    ------------------------------------------------------------------------
                                                                  10,480,496
    ------------------------------------------------------------------------
        Total Common Stocks & Other Equity Interests
         (Cost $358,318,152)                                     381,052,188
    ------------------------------------------------------------------------

                                                           PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
----------------------------------------------------------------------------------
BONDS & NOTES-13.16%

APPAREL RETAIL-0.27%
Limited Brands, Inc., Notes, 5.25%, 11/01/14/(c)/          $1,620,000 $  1,605,388
----------------------------------------------------------------------------------

AUTOMOBILE MANUFACTURERS-0.20%
DaimlerChrysler North America Holding Corp.,
 Unsec. Gtd. Global Notes, 8.50%, 01/18/31/(c)/               925,000    1,182,233
----------------------------------------------------------------------------------

BROADCASTING & CABLE TV-0.80%
Comcast Cable Communications, Inc.,
 Sr. Unsec. Unsub. Notes, 6.75%, 01/30/11/(c)/              1,570,000    1,733,437
----------------------------------------------------------------------------------
Comcast Corp., Unsec. Gtd. Bonds, 7.05%, 03/15/33/(c)/        320,000      373,382
----------------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec. Deb.,
 9.50%, 08/01/13/(c)/                                       1,690,000    1,807,877
----------------------------------------------------------------------------------
Cox Communications, Inc., Notes, 4.63%, 01/15/10
 (Acquired 12/10/04; Cost $794,173)/(c)(d)/                   795,000      786,835
----------------------------------------------------------------------------------
                                                                         4,701,531
----------------------------------------------------------------------------------

CONSUMER FINANCE-2.52%
Capital One Bank, Sub. Notes, 6.50%, 06/13/13/(c)/            990,000    1,082,456
----------------------------------------------------------------------------------
Ford Motor Credit Co.,
 Global Notes, 7.88%, 06/15/10/(c)/                         1,170,000    1,251,842
----------------------------------------------------------------------------------
  Sr. Unsec. Notes, 4.95%, 01/15/08/(c)/                      610,000      603,607
----------------------------------------------------------------------------------
  Unsec. Global Notes, 7.38%, 10/28/09/(c)/                   865,000      909,124
----------------------------------------------------------------------------------
General Motors Acceptance Corp.,
 Floating Rate Notes, 3.61%, 07/16/07/(c)(e)/                 975,000      964,958
----------------------------------------------------------------------------------
  Unsec. Unsub. Global Notes,
   6.13%, 02/01/07/(c)/                                     5,000,000    5,106,550
----------------------------------------------------------------------------------
    6.13%, 08/28/07/(c)/                                    1,690,000    1,723,682
----------------------------------------------------------------------------------
MBNA Corp., Notes, 6.13%, 03/01/13/(c)/                     3,000,000    3,207,900
----------------------------------------------------------------------------------
                                                                        14,850,119
----------------------------------------------------------------------------------

DEPARTMENT STORES-0.25%
Federated Department Stores, Inc., Bonds,
 6.79%, 07/15/27/(c)/                                       1,360,000    1,488,819
----------------------------------------------------------------------------------

DIVERSIFIED BANKS-0.92%
BAC Capital Trust VI, Gtd. Bonds, 5.63%, 03/08/35             555,000      547,757
----------------------------------------------------------------------------------
Bank of America Corp., Jr. Unsec. Sub. Global Notes,
 7.40%, 01/15/11/(c)/                                       1,500,000    1,716,255
----------------------------------------------------------------------------------
Wachovia Bank N.A., Sub. Global Notes,
 4.80%, 11/01/14/(c)/                                         500,000      494,630
----------------------------------------------------------------------------------
Wells Fargo & Co.,
 Unsec. Global Notes, 5.38%, 02/07/35/(c)/                    770,000      760,167
----------------------------------------------------------------------------------
  Unsec. Sub. Global Notes, 5.13%, 09/01/12/(c)/            1,840,000    1,905,246
----------------------------------------------------------------------------------
                                                                         5,424,055
----------------------------------------------------------------------------------

ELECTRIC UTILITIES-1.36%
Ohio Power Co.-Series G, Sr. Unsec. Global Notes,
 6.60%, 02/15/33/(c)/                                         875,000      999,950
----------------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage Bonds,
 6.05%, 03/01/34/(c)/                                       1,720,000    1,822,048
----------------------------------------------------------------------------------
PPL Energy Supply LLC,
 Sr. Unsec. Notes, 5.40%, 08/15/14/(c)/                       380,000      389,021
----------------------------------------------------------------------------------
  Series A, Sr. Unsec. Global Notes, 6.40%, 11/01/11/(c)/     550,000      599,874
----------------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
 ------------------------------------------------------------------------------

 ELECTRIC UTILITIES-(Continued)
 TXU Corp., 6.50%, 11/15/24 (Acquired 01/19/05;
  Cost $2,340,227)/(c)(d)/                              $2,300,000 $  2,337,743
 ------------------------------------------------------------------------------
 TXU Energy Co., Sr. Global Notes, 7.00%, 03/15/13/(c)/  1,640,000    1,839,703
 ------------------------------------------------------------------------------
                                                                      7,988,339
 ------------------------------------------------------------------------------

 HOMEBUILDING-0.17%
 Pulte Homes, Inc.,
  Notes, 5.20%, 02/15/15/(c)/                              535,000      525,605
 ------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Bonds, 7.88%, 06/15/32/(c)/      380,000      458,386
 ------------------------------------------------------------------------------
                                                                        983,991
 ------------------------------------------------------------------------------

 HOUSEHOLD PRODUCTS-0.03%
 Procter & Gamble Co. (The), Global Notes,
  4.75%, 06/15/07 /(c)/                                    195,000      198,623
 ------------------------------------------------------------------------------

 INDUSTRIAL CONGLOMERATES-0.16%
 Hutchinson Whampoa International Ltd.,
  Sr. Unsec. Unsub. Gtd. Notes, 7.45%, 11/24/33
  (Acquired 01/04/05; Cost $895,680)/(c)(d)/               800,000      929,272
 ------------------------------------------------------------------------------

 INTEGRATED TELECOMMUNICATION
  SERVICES-2.18%
 BellSouth Corp.,
  Bonds, 6.55%, 06/15/34/(c)/                              930,000    1,024,423
 ------------------------------------------------------------------------------
   Global Bonds, 5.20%, 09/15/14/(c)/                      920,000      935,171
 ------------------------------------------------------------------------------
 British Telecommunications PLC (United Kingdom),
  Global Bonds, 8.88%, 12/15/30/(c)/                       460,000      629,501
 ------------------------------------------------------------------------------
 Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global Bonds,
  8.75%, 06/15/30/(c)/                                     785,000    1,060,543
 ------------------------------------------------------------------------------
 Koninklijke (Royal) KPN N.V. (Netherlands),
  Sr. Unsub. Global Notes, 8.00%, 10/01/10/(c)/            915,000    1,063,148
 ------------------------------------------------------------------------------
 SBC Communications Inc., Global Notes,
  5.10%, 09/15/14/(c)/                                   1,150,000    1,151,714
 ------------------------------------------------------------------------------
   6.15%, 09/15/34/(c)/                                    425,000      440,899
 ------------------------------------------------------------------------------
 Sprint Capital Corp., Unsec. Gtd. Global Notes,
  8.75%, 03/15/32/(c)/                                     280,000      377,384
 ------------------------------------------------------------------------------
 Verizon Global Funding Corp.,
  Sr. Unsec. Unsub. Global Notes,
     7.25%, 12/01/10/(c)/                                5,035,000    5,688,241
 ------------------------------------------------------------------------------
     7.75%, 12/01/30/(c)/                                  380,000      473,271
 ------------------------------------------------------------------------------
                                                                     12,844,295
 ------------------------------------------------------------------------------

 INVESTMENT BANKING & BROKERAGE-0.86%
 Goldman Sachs Group, Inc. (The), Global Notes,
  4.75%, 07/15/13/(c)/                                     930,000      917,957
 ------------------------------------------------------------------------------
 Lehman Brothers Holdings Inc.,
  Unsec. Unsub. Global Notes, 3.50%, 08/07/08/(c)/         715,000      698,376
 ------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.-Series B, Medium Term Notes,
  5.30%, 09/30/15/(c)/                                     345,000      349,419
 ------------------------------------------------------------------------------
 Morgan Stanley, Sr. Unsec. Unsub. Global Notes,
  5.30%, 03/01/13/(c)/                                   3,000,000    3,090,630
 ------------------------------------------------------------------------------
                                                                      5,056,382
 ------------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
-------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-0.37%
News America Inc., Sr. Unsec. Gtd. Global Notes,
 6.55%, 03/15/33/(c)/                                   $1,220,000 $  1,318,820
-------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Unsub. Global Notes,
 7.63%, 04/15/31/(c)/                                      680,000      832,585
-------------------------------------------------------------------------------
                                                                      2,151,405
-------------------------------------------------------------------------------

MULTI-LINE INSURANCE-0.33%
American General Finance Corp.-Series H, Medium
 Term Global Notes, 4.00%, 03/15/11/(c)/                 1,135,000    1,094,117
-------------------------------------------------------------------------------
Loews Corp., Unsec. Unsub. Notes, 5.25%, 03/15/16/(c)/     865,000      857,146
-------------------------------------------------------------------------------
                                                                      1,951,263
-------------------------------------------------------------------------------

OIL & GAS EXPLORATION &
 PRODUCTION-0.65%
Pemex Project Funding Master Trust, Unsec. Gtd.
 Unsub. Global Notes, 7.38%, 12/15/14/(c)/               1,620,000    1,816,830
-------------------------------------------------------------------------------
XTO Energy, Inc.,
 Notes, 5.00%, 01/31/15 (Acquired 09/20/04;
 Cost $834,315)/(c)(d)/                                    835,000      826,458
-------------------------------------------------------------------------------
  Unsec. Notes, 4.90%, 02/01/14/(c)/                     1,175,000    1,168,138
-------------------------------------------------------------------------------
                                                                      3,811,426
-------------------------------------------------------------------------------

OIL & GAS REFINING, MARKETING &
 TRANSPORTATION-0.24%
Valero Energy Corp.,
 Sr. Unsec. Notes, 4.75%, 04/01/14/(c)/                    460,000      449,098
-------------------------------------------------------------------------------
  Unsec. Notes, 7.50%, 04/15/32/(c)/                       800,000      989,112
-------------------------------------------------------------------------------
                                                                      1,438,210
-------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL
 SERVICES-0.68%
General Electric Capital Corp.-Series A, Medium Term
 Global Notes, 3.75%, 12/15/09/(c)/                        875,000      852,565
-------------------------------------------------------------------------------
HSBC Finance Corp., Sr. Unsec. Global Notes,
 6.75%, 05/15/11/(c)/                                    1,100,000    1,221,770
-------------------------------------------------------------------------------
JPMorgan Chase & Co., Sub. Global Notes,
 6.75%, 02/01/11/(c)/                                    1,740,000    1,936,864
-------------------------------------------------------------------------------
                                                                      4,011,199
-------------------------------------------------------------------------------

PHARMACEUTICALS-0.21%
Wyeth, Unsec. Notes, 5.50%, 02/01/14/(c)/                1,200,000    1,243,368
-------------------------------------------------------------------------------

REAL ESTATE-0.43%
Simon Property Group, L.P., Unsec. Unsub. Global Notes,
 6.35%, 08/28/12/(c)/                                    2,335,000    2,525,933
-------------------------------------------------------------------------------

SOVEREIGN DEBT-0.17%
United Mexican States (Mexico)-Series A, Medium Term
 Global Notes, 6.75%, 09/27/34/(c)/                      1,005,000    1,026,105
-------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-0.28%
Washington Mutual Bank, FA, Series 11, Sub. Global
 Notes, 6.88%, 06/15/11/(c)/                             1,500,000    1,676,310
-------------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
 ------------------------------------------------------------------------------

 WIRELESS TELECOMMUNICATION
  SERVICES-0.08%
 AT&T Wireless Services Inc., Sr. Unsec. Unsub. Global
  Notes, 8.75%, 03/01/31/(c)/                          $   325,000 $    443,719
 ------------------------------------------------------------------------------
     Total Bonds & Notes
      (Cost $76,364,887)                                             77,531,985
 ------------------------------------------------------------------------------
 U.S. MORTGAGE-BACKED
  SECURITIES-9.31%

 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-7.44%
 Floating Rate Pass Through Ctfs.,
  4.59%, 11/01/33/(c)(f)/                                3,624,147    3,665,277
 ------------------------------------------------------------------------------
   5.14%, 11/01/33/(c)(f)/                               1,573,697    1,633,216
 ------------------------------------------------------------------------------
   4.30%, 03/01/34/(c)(f)/                               2,536,807    2,545,975
 ------------------------------------------------------------------------------
 Pass Through Ctfs.,
  5.00%, 02/01/19 to 03/01/34/(c)/                      17,617,457   17,522,741
 ------------------------------------------------------------------------------
   5.50%, 07/01/19 to 10/01/34/(c)/                     13,457,745   13,661,833
 ------------------------------------------------------------------------------
   4.50%, 09/01/33/(c)/                                  2,769,881    2,671,188
 ------------------------------------------------------------------------------
 Pass Through Ctfs., TBA,
  5.00%, 03/01/35/(g)/                                   2,185,000    2,156,357
 ------------------------------------------------------------------------------
                                                                     43,856,587
 ------------------------------------------------------------------------------

 GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA)-1.87%
 Pass Through Ctfs.,
  5.00%, 03/15/18/(c)/                                   2,801,054    2,852,199
 ------------------------------------------------------------------------------
   6.00%, 07/15/28 to 04/15/29/(c)/                      5,187,422    5,367,991
 ------------------------------------------------------------------------------
   5.50%, 12/15/31/(c)/                                  2,716,654    2,768,921
 ------------------------------------------------------------------------------
                                                                     10,989,111
 ------------------------------------------------------------------------------
     Total U.S. Mortgage-Backed Securities
      (Cost $54,469,863)                                             54,845,698
 ------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES-9.11%

 COLLATERALIZED MORTGAGE
  OBLIGATIONS-9.11%
 Accredited Mortgage Loan Trust-Series 2003-3, Class
  A3, Floating Rate Pass Through Ctfs.,
  3.03%, 01/25/34/(c)(f)/                                2,262,250    2,270,985
 ------------------------------------------------------------------------------
 Bank of America Mortgage Securities-Series 2003-D,
  Class 2AI, Pass Through Ctfs., 4.18%, 05/25/33/(c)/    1,994,281    1,921,310
 ------------------------------------------------------------------------------
 Capital One Multi-Asset Execution Trust-Series 2003-
  B4, Class B4, Floating Rate Pass Through Ctfs.,
  3.39%, 07/15/11/(c)(f)/                                2,195,000    2,237,392
 ------------------------------------------------------------------------------
 Chase Funding Mortgage Loan-Series 2003-6, Class
  2A2, Floating Rate Pass Through Ctfs.,
  2.94%, 09/25/33/(c)(f)/                                3,764,217    3,772,340
 ------------------------------------------------------------------------------
 Countrywide Asset-Backed Ctfs.-Series 2004-6, Class
  2A5, Floating Rate Pass Through Ctfs.,
  3.04%, 11/25/34/(c)(f)/                                2,591,919    2,604,224
 ------------------------------------------------------------------------------
 Countrywide Home Loans,-Series 2004-HYB7, Class
  1A2, Pass Through Ctfs., 4.82%, 11/20/34/(c)/          2,345,490    2,343,838
 ------------------------------------------------------------------------------
 Credit Suisse First Boston Mortgage Securities Corp.,
  Series 2004-AR3, Class 5A1, Pass Through Ctfs.,
  4.81%, 04/25/34/(c)/                                   2,389,423    2,364,596
 ------------------------------------------------------------------------------
   Series 2004-AR7, Class 2A1, Pass Through Ctfs.,
   4.86%, 11/25/34/(c)/                                  2,463,401    2,474,553
 ------------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
 ------------------------------------------------------------------------------

 COLLATERALIZED MORTGAGE
  OBLIGATIONS-(Continued)
 Credit Suisse First Boston Mortgage Securities Corp.,
  Series 2004-C4, Class A6, Pass Through Ctfs.,
  4.69%, 10/15/39/(c)/                                  $2,800,000 $  2,756,232
 ------------------------------------------------------------------------------
 Fannie Mae Whole Loan-Series 2003-W19, Class 1A3,
  Pass Through Ctfs., 4.78%, 11/25/33/(c)/               1,290,000    1,292,768
 ------------------------------------------------------------------------------
 Impac CMB Trust,
  Series 2003-12, Class A1, Floating Rate Pass Through
  Ctfs., 3.03%, 12/25/33/(c)(f)/                           621,541      623,437
 ------------------------------------------------------------------------------
   Series 2004-1, Class A1, Floating Rate Pass Through
   Ctfs., 2.98%, 03/25/34/(c)(f)/                        1,991,739    1,997,396
 ------------------------------------------------------------------------------
 Long Beach Mortgage Loan Trust-Series 2004-1, Class
  A3, Floating Rate, Pass Through Ctfs.,
  2.95%, 02/25/34/(c)(f)/                                1,506,152    1,509,779
 ------------------------------------------------------------------------------
 Master Asset Securitization Trust-Series 2003-8, Class
  1A1, Pass Through Ctfs., 5.50%, 09/25/33/(c)/          3,700,502    3,718,487
 ------------------------------------------------------------------------------
 MLCC Mortgage Investors, Inc.-Series 2003-G, Class A1,
  Floating Rate Pass Through Ctfs.,
  2.97%, 01/25/29/(c)(f)/                                3,230,563    3,232,114
 ------------------------------------------------------------------------------
 Morgan Stanley Mortgage Loan Trust-Series 2004-6AR,
  Class 2A2, Pass Through Ctfs., 4.16%, 08/25/34/(c)/    2,532,078    2,528,745
 ------------------------------------------------------------------------------
 Nomura Asset Acceptance Corporation-Series 2005-AR1,
  Class 2A1, Floating Rate Pass Through Ctfs.,
  2.95%, 02/25/35/(f)/                                   1,200,000    1,200,000
 ------------------------------------------------------------------------------
 Residential Asset Mortgage Products, Inc.-Series 2003-
  RS2, Class AII, Floating Rate Pass Through Ctfs.,
  2.99%, 03/25/33/(c)(f)/                                1,436,630    1,440,907
 ------------------------------------------------------------------------------
 Specialty Underwriting & Residential Finance Trust-
  Series 2003-BC3, Class A, Floating Rate Pass Through
  Ctfs., 3.00%, 08/25/34/(c)(f)/                         1,331,516    1,337,319
 ------------------------------------------------------------------------------
 Structured Adjustable Rate Mortgage Loan Trust,
  Series 2004-3AC, Class A1, Pass Through Ctfs.,
  4.94%, 03/25/34/(c)/                                   2,243,723    2,222,608
 ------------------------------------------------------------------------------
  Series 2005-1, Class 1A1, Pass Through Ctfs.,
  5.16%, 02/25/35                                        1,785,686    1,814,146
 ------------------------------------------------------------------------------
 Structured Asset Securities Corp.,
  Series 2003-37A, Class 7A, Pass Through Ctfs.,
  4.87%, 12/25/33/(c)/                                   2,636,215    2,647,515
 ------------------------------------------------------------------------------
   Series 2004-2AC, Class A1, Pass Through Ctfs.,
   5.04%, 02/25/34/(c)/                                  4,163,877    4,194,985
 ------------------------------------------------------------------------------
 Vanderbuilt Mortgage & Finance, Inc.-Series 2002-B,
  Class A4, Pass Through Ctfs., 5.84%, 02/07/26/(c)/     1,160,000    1,173,050
 ------------------------------------------------------------------------------
                                                                     53,678,726
 ------------------------------------------------------------------------------
     Total Asset-Backed Securities
      (Cost $54,144,746)                                             53,678,726
 ------------------------------------------------------------------------------
 U.S. TREASURY SECURITIES-2.68%

 U.S. TREASURY BONDS-1.34%
   7.25%, 05/15/16/(c)/                                  6,360,000    7,898,357
 ------------------------------------------------------------------------------

 U.S. TREASURY NOTES-1.34%
   1.88%, 11/30/05/(c)/                                  5,500,000    5,450,610
 ------------------------------------------------------------------------------
   3.38%, 09/15/09/(c)/                                  2,505,000    2,443,552
 ------------------------------------------------------------------------------
                                                                      7,894,162
 ------------------------------------------------------------------------------
     Total U.S. Treasury Securities
      (Cost $15,825,467)                                             15,792,519
 ------------------------------------------------------------------------------

                                                                 MARKET
                                                     SHARES      VALUE
     ----------------------------------------------------------------------
     MONEY MARKET FUNDS-2.02%
     Premier Portfolio-Institutional Class
      (Cost $11,884,327)/(h)/                      11,884,327 $ 11,884,327
     ----------------------------------------------------------------------
     TOTAL INVESTMENTS-100.95% (Cost $571,242,392)             594,785,443
     ----------------------------------------------------------------------
     OTHER ASSETS LESS LIABILITIES-(0.95%)                      (5,593,983)
     ----------------------------------------------------------------------
     NET ASSETS-100.00%                                       $589,191,460
     ----------------------------------------------------------------------

Investment Abbreviations:

Ctfs.  -Certificates
Deb.   -Debentures
Gtd.   -Guaranteed
Jr.    -Junior
Sr.    -Senior
Sub.   -Subordinated
TBA    -ToBe Announced
Unsec. -Unsecured
Unsub. -Unsubordinated
Wts.   -Warrants

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Non-income producing security acquired through a corporate action.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at February 28, 2005 was $196,130,668, which represented 32.98% of the Fund's Total Investments. See Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a rule 144A transaction or a Regulation D transaction). The security may be resold only pursant to an exemption from registration under the 1933 act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $4,880,308, which represented 0.83% of the Fund's Net Assets. These securities are considered to be illiquid.
(e) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(f) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(g) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005
(Unaudited)

ASSETS:
Investments, at market value (cost $559,358,065)                  $582,901,116
-------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $11,884,327)     11,884,327
-------------------------------------------------------------------------------
    Total investments (cost $571,242,392)                          594,785,443
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                   8,112,386
-------------------------------------------------------------------------------
  Fund shares sold                                                     285,337
-------------------------------------------------------------------------------
  Dividends and interest                                             2,347,677
-------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans      272,914
-------------------------------------------------------------------------------
Other assets                                                            42,704
-------------------------------------------------------------------------------
    Total assets                                                   605,846,461
-------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                             12,716,744
-------------------------------------------------------------------------------
  Fund shares reacquired                                             3,179,101
-------------------------------------------------------------------------------
  Dividends                                                                790
-------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                   346,857
-------------------------------------------------------------------------------
Accrued distribution fees                                              111,431
-------------------------------------------------------------------------------
Accrued trustees' fees                                                   3,800
-------------------------------------------------------------------------------
Accrued transfer agent fees                                            225,413
-------------------------------------------------------------------------------
Accrued operating expenses                                              70,865
-------------------------------------------------------------------------------
    Total liabilities                                               16,655,001
-------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $589,191,460
-------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                     $651,091,437
-------------------------------------------------------------------------------
Undistributed net investment income                                  2,288,897
-------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities  (87,731,925)
-------------------------------------------------------------------------------
Unrealized appreciation of investment securities                    23,543,051
-------------------------------------------------------------------------------
                                                                  $589,191,460
-------------------------------------------------------------------------------


          NET ASSETS:
          Class A                                         $  3,668,178
          ------------------------------------------------------------
          Class B                                         $  2,466,424
          ------------------------------------------------------------
          Class C                                         $  2,366,502
          ------------------------------------------------------------
          Investor Class                                  $580,679,289
          ------------------------------------------------------------
          Institutional Class                             $     11,067
          ------------------------------------------------------------

          SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
           UNLIMITED NUMBER OF SHARES AUTHORIZED:
          Class A                                              154,844
          ------------------------------------------------------------
          Class B                                              104,878
          ------------------------------------------------------------
          Class C                                               99,843
          ------------------------------------------------------------
          Investor Class                                    23,942,315
          ------------------------------------------------------------
          Institutional Class                                    466.3
          ------------------------------------------------------------
          Class A:
            Net asset value per share                     $      23.69
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $23.69 / 94.50%)        $      25.07
          ------------------------------------------------------------
          Class B:
            Net asset value and offering price per share  $      23.52
          ------------------------------------------------------------
          Class C:
            Net asset value and offering price per share  $      23.70
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $      24.25
          ------------------------------------------------------------
          Institutional Class:
            Net asset value and offering price per share  $      23.73
          ------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:
Interest                                                             $ 5,305,044
---------------------------------------------------------------------------------
Dividends                                                              3,789,147
---------------------------------------------------------------------------------
Dividends from affiliated money market funds                              78,159
---------------------------------------------------------------------------------
    Total investment income                                            9,172,350
---------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                          2,322,369
---------------------------------------------------------------------------------
Administrative services fees                                              93,238
---------------------------------------------------------------------------------
Custodian fees                                                            35,366
---------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                  7,522
---------------------------------------------------------------------------------
  Class B                                                                 10,002
---------------------------------------------------------------------------------
  Class C                                                                 12,204
---------------------------------------------------------------------------------
  Investor Class                                                         784,957
---------------------------------------------------------------------------------
Transfer agent fees -- Class A,B,C and Investor Class                  1,065,585
---------------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                                     5
---------------------------------------------------------------------------------
Trustees' fees and retirement benefits                                    21,876
---------------------------------------------------------------------------------
Other                                                                    182,065
---------------------------------------------------------------------------------
    Total expenses                                                     4,535,189
---------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangement    (556,964)
---------------------------------------------------------------------------------
    Net expenses                                                       3,978,225
---------------------------------------------------------------------------------
Net investment income                                                  5,194,125
---------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:
Net realized gain from investment securities                          20,050,398
---------------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities         5,512,902
---------------------------------------------------------------------------------
Net gain from investment securities                                   25,563,300
---------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $30,757,425
---------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                 FEBRUARY 28,    AUGUST 31,
                                                     2005           2004
  ---------------------------------------------------------------------------

  OPERATIONS:
   Net investment income                        $   5,194,125  $  11,025,333
  ---------------------------------------------------------------------------
   Net realized gain from investment securities    20,050,398     61,336,227
  ---------------------------------------------------------------------------
   Change in net unrealized appreciation
     (depreciation) of investment securities        5,512,902    (29,092,439)
  ---------------------------------------------------------------------------
     Net increase in net assets resulting from
       operations                                  30,757,425     43,269,121
  ---------------------------------------------------------------------------
  Distributions to shareholders from net
   investment income:
   Class A                                            (25,957)       (67,933)
  ---------------------------------------------------------------------------
   Class B                                             (4,688)        (3,942)
  ---------------------------------------------------------------------------
   Class C                                             (5,921)        (9,899)
  ---------------------------------------------------------------------------
   Investor Class                                  (3,990,680)    (9,694,796)
  ---------------------------------------------------------------------------
   Institutional Class                                    (80)          (125)
  ---------------------------------------------------------------------------
     Decrease in net assets resulting from
       distributions                               (4,027,326)    (9,776,695)
  ---------------------------------------------------------------------------
  Share transactions-net:
   Class A                                           (911,124)     3,712,573
  ---------------------------------------------------------------------------
   Class B                                            714,421      1,061,019
  ---------------------------------------------------------------------------
   Class C                                           (180,094)     1,522,814
  ---------------------------------------------------------------------------
   Investor Class                                (121,625,949)  (143,480,185)
  ---------------------------------------------------------------------------
   Institutional Class                                     80         10,572
  ---------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from share transactions         (122,002,666)  (137,173,207)
  ---------------------------------------------------------------------------
     Net increase (decrease) in net assets        (95,272,567)  (103,680,781)
  ---------------------------------------------------------------------------

  NET ASSETS:
   Beginning of period                            684,464,027    788,144,808
  ---------------------------------------------------------------------------
   End of period (including undistributed net
     investment income of $2,288,897 and
     $1,122,098, respectively)                  $ 589,191,460  $ 684,464,027
  ---------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Fund, formerly INVESCO Total Return Fund, (the "Fund") is a series portfolio of AIM Combination Stock & Bond Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek high total return through both growth and current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

                           AVERAGE NET ASSETS  RATE
                           -------------------------
                           First $500 million  0.75%
                           -------------------------
                           Next $500 million   0.65%
                           -------------------------
                           Next $1 billion     0.50%
                           -------------------------
                           Next $2 billion     0.45%
                           -------------------------
                           Next $2 billion     0.40%
                           -------------------------
                           Next $2 billion    0.375%
                           -------------------------
                           Over $8 billion     0.35%
                           -------------------------

  Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

                           AVERAGE NET ASSETS  RATE
                           -------------------------
                           First $250 million  0.62%
                           -------------------------
                           Next $250 million  0.605%
                           -------------------------
                           Next $500 million   0.59%
                           -------------------------
                           Next $1.5 billion  0.575%
                           -------------------------
                           Next $2.5 billion   0.56%
                           -------------------------
                           Next $2.5 billion  0.545%
                           -------------------------
                           Next $2.5 billion   0.53%
                           -------------------------
                           Over $10 billion   0.515%
                           -------------------------

  AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Investor Class and Institutional Class shares to 1.34%, 1.99%, 1.99%, 1.24% and 0.99% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Investor Class and Institutional Class shares to 2.00%, 2.65%, 2.65%, 1.90% and 1.65% of average daily net assets, respectively, through August 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  For the six months ended February 28, 2005, AIM waived fees of $525,635.
  For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $24,334 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $93,238.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. AISI did not reimburse fees during the period under this expense limitation. For the six months ended February 28, 2005, the Fund paid AISI $1,065,585 for Class A, Class B, Class C and Investor Class share classes and $5 for Institutional Class shares.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B and Class C Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended February 28, 2005, the Class A, Class B, Class C and Investor Class shares paid $7,522, $10,002, $12,204 and $786,917, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended February 28, 2005, AIM Distributors advised the Fund that it retained $1,633 in front-end sales commissions from the sale of Class A shares and $0, $711 and $208 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below show the transactions in and earnings from investments in an affiliated money market fund for the six months ended February 28, 2005.

                                             INVESTMENTS OF DAILY AVAILABLE CASH
                                                          BALANCES:
-----------------------------------------------------------------------------------------------------------------------------
                                                                               UNREALIZED
                                    MARKET VALUE  PURCHASES   PROCEEDS FROM   APPRECIATION  MARKET VALUE DIVIDEND  REALIZED
FUND                                  08/31/04     AT COST        SALES      (DEPRECIATION)   02/28/05    INCOME  GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional
 Class*                             $27,662,098  $142,783,622 $(158,561,393)     $  --      $11,884,327  $78,159     $  --
-----------------------------------------------------------------------------------------------------------------------------

* On February 25, 2005 the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $6,995.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.
  Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2005, the Fund paid legal fees of $3,492 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended February 28, 2005, the Fund had average interfund borrowings for the number of days the borrowings were outstanding in the amount of $4,538,000 with a weighted average interest rate of 2.19% and interest expense of $1,905.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended February 28, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of August 31, 2004 to utilizing $37,680,573 of capital loss carryforward in the fiscal year ended August 31, 2005:
  The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ---------------------------------------------
                 August 31, 2008                  $96,201,876
                 ---------------------------------------------
                 August 31, 2009                    3,079,785
                 ---------------------------------------------
                 Total capital loss carryforward  $99,281,661
                 ---------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 4, 2003, the date of the reorganization of INVESCO Balanced Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended February 28, 2005 was $262,611,077 and $368,101,993, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF
              INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $ 37,075,293
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (20,691,836)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $ 16,383,457
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $578,401,986.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Investor Class and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                       CHANGES IN SHARES OUTSTANDING/(a)/
----------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED              YEAR ENDED
                                                              FEBRUARY 28, 2005            AUGUST 31, 2004
                                                          -------------------------  --------------------------
                                                            SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     49,364  $   1,157,948      100,948  $   2,345,620
----------------------------------------------------------------------------------------------------------------
  Class B                                                     41,061        955,927       52,707      1,205,274
----------------------------------------------------------------------------------------------------------------
  Class C                                                      7,766        182,481       88,849      2,018,182
----------------------------------------------------------------------------------------------------------------
  Investor Class                                           1,215,491     29,114,397    5,284,173    123,975,933
----------------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/                                        --             --            1             75
----------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        566         13,419        2,906         67,025
----------------------------------------------------------------------------------------------------------------
  Class B                                                        165          3,833          144          3,296
----------------------------------------------------------------------------------------------------------------
  Class C                                                        223          5,218          386          8,880
----------------------------------------------------------------------------------------------------------------
  Investor Class                                             164,887      3,937,379      406,083      9,584,558
----------------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/                                         3             80            5            125
----------------------------------------------------------------------------------------------------------------
Issued in connection with acquisitions:/(c)/
  Class A                                                         --             --      358,553      8,129,264
----------------------------------------------------------------------------------------------------------------
  Class B                                                         --             --       12,188        274,073
----------------------------------------------------------------------------------------------------------------
  Class C                                                         --             --      141,108      3,196,730
----------------------------------------------------------------------------------------------------------------
  Investor Class                                                  --             --   18,158,568    421,589,898
----------------------------------------------------------------------------------------------------------------
  Institutional Class                                             --             --          457         10,372
----------------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        393          9,198          616         14,249
----------------------------------------------------------------------------------------------------------------
  Class B                                                       (396)        (9,198)        (620)       (14,249)
----------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                    (88,523)    (2,091,689)    (293,293)    (6,843,585)
----------------------------------------------------------------------------------------------------------------
  Class B                                                    (10,131)      (236,141)     (17,882)      (407,375)
----------------------------------------------------------------------------------------------------------------
  Class C                                                    (15,680)      (367,793)    (161,274)    (3,700,978)
----------------------------------------------------------------------------------------------------------------
  Investor Class                                          (6,447,709)  (154,677,725) (29,734,616)  (698,630,574)
----------------------------------------------------------------------------------------------------------------
                                                          (5,082,520) $(122,002,666)  (5,599,993) $(137,173,207)
----------------------------------------------------------------------------------------------------------------

/(a)/There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 28% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
/(b)/Institutional Class shares commenced sales on November 3, 2003.
/(c)/As of the open of business on November 4, 2003, the Fund acquired all of the net assets of INVESCO Balanced Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 9, 2003 and INVESCO Balanced Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 18,670,874 shares of the Fund for 31,479,083 shares of INVESCO Balanced Fund outstanding as of the close of business on October 31, 2003. INVESCO Balanced Fund's net assets at that date of $433,200,337, including $30,493,394 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $771,031,986.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                         -------------------------------------------------------------------
                                                                                                  MARCH 28, 2002
                                           SIX MONTHS                  THREE MONTHS                (DATE SALES
                                             ENDED          YEAR ENDED    ENDED        YEAR ENDED COMMENCED) TO
                                          FEBRUARY 28,      AUGUST 31,  AUGUST 31,      MAY 31,      MAY 31,
                                              2005             2004        2003           2003         2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $22.76            $22.02      $21.47         $24.08       $25.28
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                        0.18/(a)(b)/      0.22        0.05           0.63         0.03
------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                   0.88              0.74        0.59          (1.89)       (0.95)
------------------------------------------------------------------------------------------------------------------
   Total from investment operations           1.06              0.96        0.64          (1.26)       (0.92)
------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income        (0.13)            (0.22)      (0.09)         (0.66)       (0.28)
------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains          --                --          --          (0.69)          --
------------------------------------------------------------------------------------------------------------------
   Total distributions                       (0.13)            (0.22)      (0.09)         (1.35)       (0.28)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $23.69            $22.76      $22.02         $21.47       $24.08
------------------------------------------------------------------------------------------------------------------
Total return/(c)/                             4.68%             4.34%       3.00%         (4.99)%      (3.64)%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $3,668            $4,393      $  513         $  546       $   93
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                             1.34%/(d)/        1.34%       1.34%/(e)/     1.34%        1.18%/(e)/
------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                             1.52%/(d)/        1.58%       2.57%/(e)/     1.94%        1.18%/(e)/
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                           1.53%/(b)(d)/     1.14%       1.40%/(e)/     1.76%        2.11%/(e)/
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                    42%              156%         47%            45%          54%
------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.14 and 1.15%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average net assets of $4,333,829. /(e)/Annualized
/(f)/Not annualized for periods less than one year.

                                                                          CLASS B
                                         -------------------------------------------------------------------
                                                                                                  MARCH 28, 2002
                                           SIX MONTHS                  THREE MONTHS                (DATE SALES
                                             ENDED          YEAR ENDED    ENDED        YEAR ENDED COMMENCED) TO
                                          FEBRUARY 28,      AUGUST 31,  AUGUST 31,      MAY 31,      MAY 31,
                                              2005             2004        2003           2003         2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $22.59            $21.85      $21.31         $24.08       $25.28
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                        0.10/(a)(b)/      0.10        0.05           0.54         0.02
------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                   0.89              0.71        0.54          (1.94)       (0.96)
------------------------------------------------------------------------------------------------------------------
   Total from investment operations           0.99              0.81        0.59          (1.40)       (0.94)
------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income        (0.06)            (0.07)      (0.05)         (0.68)       (0.26)
------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains          --                --          --          (0.69)          --
------------------------------------------------------------------------------------------------------------------
   Total distributions                       (0.06)            (0.07)      (0.05)         (1.37)       (0.26)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $23.52            $22.59      $21.85         $21.31       $24.08
------------------------------------------------------------------------------------------------------------------
Total return/(c)/                             4.37%             3.71%       2.79%         (5.54)%      (3.76)%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $2,466            $1,676      $  604         $  570       $   91
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                             1.99%/(d)/        1.99%       1.99%/(e)/     2.01%        1.86%/(e)/
------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                             2.17%/(d)/        2.56%       3.07%/(e)/     3.33%        1.86%/(e)/
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                           0.88%/(b)(d)/     0.49%       0.73%/(e)/     1.13%        1.27%/(e)/
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                    42%              156%         47%            45%          54%
------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.06 and 0.50%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average net assets of $2,016,912. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                              CLASS C
                                     -------------------------------------------------------------------------------------------
                                                                                                              FEBRUARY 14, 2000
                                       SIX MONTHS                  THREE MONTHS                                  (DATE SALES
                                         ENDED          YEAR ENDED    ENDED            YEAR ENDED MAY 31,       COMMENCED) TO
                                      FEBRUARY 28,      AUGUST 31,  AUGUST 31,     ------------------------        MAY 31,
                                          2005             2004        2003          2003     2002     2001         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                 $22.77            $22.03      $21.47       $23.60   $26.07   $27.30        $26.71
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                    0.10/(a)(b)/      0.10        0.03         0.12     0.05     0.43          0.29
-------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities
   (both realized and unrealized)         0.89              0.71        0.57        (1.54)   (1.71)   (0.94)         0.87
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations       0.99              0.81        0.60        (1.42)   (1.66)   (0.51)         1.16
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment
   income                                (0.06)            (0.07)      (0.04)       (0.02)   (0.08)   (0.02)        (0.57)
-------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized
   gains                                    --                --          --        (0.69)   (0.73)   (0.70)           --
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions                   (0.06)            (0.07)      (0.04)       (0.71)   (0.81)   (0.72)        (0.57)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $23.70            $22.77      $22.03       $21.47   $23.60   $26.07        $27.30
-------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                         4.33%             3.68%       2.79%       (5.91)%  (6.44)%  (1.78)%        4.40%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                               $2,367            $2,449      $  847       $  787   $  591   $  334        $   10
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets:
 With fee waivers and/or expense
   reimbursements                         1.99%/(d)/        1.99%       1.99%/(e)/   2.24%    2.59%    2.30%         2.94%/(e)/
-------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements                 2.17%/(d)/        2.52%       3.26%/(e)/   3.49%    2.59%    2.30%         2.94%/(e)/
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                       0.88%/(b)(d)/     0.49%       0.60%/(e)/   0.89%    0.46%    0.84%         1.46%/(e)/
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                42%              156%         47%          45%      54%      76%           49%
-------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.06 and 0.50%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average net assets of $2,461,012. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                          INVESTOR CLASS
                                 ----------------------------------------------------------------------------------------------
                                    SIX MONTHS                   THREE MONTHS
                                      ENDED          YEAR ENDED     ENDED                       YEAR ENDED MAY 31,
                                   FEBRUARY 28,      AUGUST 31,   AUGUST 31,     ----------------------------------------------
                                       2005             2004         2003           2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $  23.30           $  22.53    $  21.96       $  24.28   $    26.75   $    27.74  $    32.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                 0.19/(a)(b)/       0.29        0.09           0.40         0.39         0.55        0.81
---------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
   securities (both realized
   and unrealized)                     0.92               0.73        0.57          (1.63)       (1.74)        0.29       (3.47)
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment
     operations                        1.11               1.02        0.66          (1.23)       (1.35)       (2.66)      (2.66)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment
   income                             (0.16)             (0.25)      (0.09)         (0.40)       (0.39)       (0.55)      (0.81)
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net
   realized gain                         --                 --          --          (0.69)       (0.73)       (0.70)      (1.16)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions                (0.16)             (0.25)      (0.09)         (1.09)       (1.12)       (1.25)      (1.97)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $  24.25           $  23.30    $  22.53       $  21.96   $    24.28   $    26.75  $    27.74
---------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                      4.72%              4.50%       2.99%         (4.85)%      (5.13)%       1.08%      (8.29)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                          $580,679           $675,936    $786,180       $810,787   $1,080,197   $1,462,543  $2,326,899
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets:
 With fee waivers and/or
   expense reimbursements              1.24%/(d)/         1.23%       1.24%/(e)/     1.26%        1.49%        1.27%       1.00%
---------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements              1.42%/(d)/         1.47%       1.41%/(e)/     1.50%        1.49%        1.27%       1.00%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 to average net assets                 1.63%/(b)(d)/      1.25%       1.48%/(e)/     1.90%        1.57%        1.98%       2.60%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/             42%               156%         47%            45%          54%          76%         49%
---------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.15 and 1.25%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average net assets of $634,751,133. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                  INSTITUTIONAL CLASS
                                                          ------------------------------
                                                                             NOVEMBER 3, 2003
                                                            SIX MONTHS         (DATE SALES
                                                              ENDED           COMMENCED) TO
                                                           FEBRUARY 28,         AUGUST 31,
                                                               2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $22.79               $22.77
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.23/(a)(b)/         0.28
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       1.07                 0.01
----------------------------------------------------------------------------------------------
    Total from investment operations                           1.30                 0.29
----------------------------------------------------------------------------------------------
Less dividends from net investment income                     (0.36)               (0.27)
----------------------------------------------------------------------------------------------
Net asset value, end of period                               $23.73               $22.79
----------------------------------------------------------------------------------------------
Total return/(c)/                                              4.90%                1.27%
----------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $   11               $   11
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.87%/(d)/           0.99%/(e)/
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.92%/(d)/          20.48%/(e)/
----------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets           2.00%/(b)(d)/        1.49%/(e)/
----------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                     42%                 156%
----------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.19 and 1.62%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average net assets of $10,906. /(e)/Annualized
/(f)/Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

  Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.
  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.
  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.
  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.
  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.
  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.
  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

  Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.
  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

  Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

  Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

        *    *    *    *    *    *    *    *    *    *    *    *    *    *
  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

NOTE 12--SUBSEQUENT EVENT

The Board of Trustees of the Trust ("Seller") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Selling Fund") a series of Seller, would transfer all of its assets to AIM Basic Balanced Fund ("Buying Fund"), a series of AIM Funds Group (the "Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.
  The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES   OFFICERS                                                 OFFICE OF THE FUND
Bob R. Baker        Robert H. Graham                                         11 Greenway Plaza
                    Vice Chair and President                                 Suite 100
Frank S. Bayley                                                              Houston, TX 77046-1173
                    Mark H. Williamson
James T. Bunch      Executive Vice President                                 INVESTMENT ADVISOR
                                                                             A I M Advisors, Inc.
Bruce L. Crockett   Lisa O. Brinkley                                         11 Greenway Plaza
Chair               Senior Vice President and Chief Compliance Officer       Suite 100
                                                                             Houston, TX 77046-1173
Albert R. Dowden    Russell C. Burk
                    Senior Vice President                                    SUB-ADVISORS
Edward K. Dunn, Jr.                                                          INVESCO Institutional (N.A.), Inc.
                    Kevin M. Carome                                          National Asset Management Division
Jack M. Fields      Senior Vice President, Secretary and Chief Legal Officer The Aegon Center
                                                                             400 West Market Street, Suite 2500
Carl Frischling     Sidney M. Dilgren                                        Louisville, KY 40202-3349
                    Vice President and Treasurer
Robert H. Graham                                                             and
                    Robert G. Alley
Gerald J. Lewis     Vice President                                           INVESCO Institutional (N.A.), Inc.
                                                                             Fixed Income/Stable Value Division
Prema Mathai-Davis  Stuart W. Coco                                           The Aegon Center
                    Vice President                                           400 West Market Street, Suite 3300
Lewis F. Pennock                                                             Louisville, KY 40202-3349
                    J. Philip Ferguson
Ruth H. Quigley     Vice President                                           TRANSFER AGENT
                                                                             AIM Investment Services, Inc.
Larry Soll          Karen Dunn Kelley                                        P.O. Box 4739
                    Vice President                                           Houston, TX 77210-4739
Mark H. Williamson
                                                                             CUSTODIAN
                                                                             State Street Bank and Trust Company
                                                                             225 Franklin Street
                                                                             Boston, MA 02110-2801

                                                                             COUNSEL TO THE FUND
                                                                             Ballard Spahr
                                                                             Andrews & Ingersoll, LLP
                                                                             1735 Market Street, 51st Floor
                                                                             Philadelphia, PA 19103-7599

                                                                             COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                             Kramer, Levin, Naftalis & Frankel LLP
                                                                             919 Third Avenue
                                                                             New York, NY 10022-3852

                                                                             DISTRIBUTOR
                                                                             A I M Distributors, Inc.
                                                                             11 Greenway Plaza
                                                                             Suite 100
                                                                             Houston, TX 77046-1173

           Domestic Equity                           Sector Equity

AIM Aggressive Growth Fund               AIM Advantage Health Sciences Fund/1/
AIM Balanced Fund/*/                     AIM Energy Fund1
AIM Basic Balanced Fund/*/               AIM Financial Services Fund/1/
AIM Basic Value Fund                     AIM Global Health Care Fund
AIM Blue Chip Fund                       AIM Global Real Estate Fund/9/
AIM Capital Development Fund             AIM Gold & Precious Metals Fund/1/
AIM Charter Fund                         AIM Health Sciences Fund/1/
AIM Constellation Fund                   AIM Leisure Fund/1/
AIM Core Stock Fund1                     AIM Multi-Sector Fund/1/
AIM Dent Demographic Trends Fund         AIM Real Estate Fund/8/
AIM Diversified Dividend Fund            AIM Technology Fund/1/
AIM Dynamics Fund1                       AIM Utilities Fund/1/
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund                       Fixed Income
AIM Large Cap Growth Fund
AIM Libra Fund                           TAXABLE
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/2/          AIM Floating Rate Fund
AIM Mid Cap Growth Fund                  AIM High Yield Fund
AIM Mid Cap Stock Fund/1/                AIM Income Fund
AIM Opportunities I Fund                 AIM Intermediate Government Fund
AIM Opportunities II Fund                AIM Limited Maturity Treasury Fund
AIM Opportunities III Fund               AIM Money Market Fund
AIM Premier Equity Fund                  AIM Short Term Bond Fund
AIM S&P 500 Index Fund/1/                AIM Total Return Bond Fund
AIM Select Equity Fund                   Premier Portfolio
AIM Small Cap Equity Fund/3/             Premier U.S. Government Money
AIM Small Cap Growth Fund/4/              Portfolio/1/
AIM Small Company Growth Fund/1/
AIM Total Return Fund/*//1/              TAX-FREE
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund         AIM High Income Municipal Fund
AIM Weingarten Fund                      AIM Municipal Bond Fund
                                         AIM Tax-Exempt Cash Fund
* Domestic equity and income fund        AIM Tax-Free Intermediate Fund
                                         Premier Tax-Exempt Portfolio

           International/Global Equity
                                                     AIM Allocation Solutions
AIM Asia Pacific Growth Fund
AIM Developing Markets Fund              AIM Conservative Allocation Fund
AIM European Growth Fund                 AIM Growth Allocation Fund/10/
AIM European Small Company Fund/5/       AIM Moderate Allocation Fund
AIM Global Aggressive Growth Fund        AIM Moderate Growth Allocation Fund/9/
AIM Global Equity Fund/6/                AIM Moderately Conservative
AIM Global Growth Fund                   Allocation Fund/9/
AIM Global Value Fund
AIM International Core Equity Fund/1/
AIM International Growth Fund
AIM International Small Company Fund/7/
AIM Trimark Fund

/1/ The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. 2 As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. 3 Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. 4 As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. 5 As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. 6 Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. 7 Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. 8 As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. 9 Available effective April 29, 2005.
10 Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

If used after June 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.

AIMinvestments.com              I-TRE-SAR-1          A I M Distributors, Inc.

[YOUR GOALS. OUR SOLUTIONS.]
  - REGISTERED TRADEMARK -

Mutual    Retirement   Annuities   College    Separately   Offshore   Cash
Funds     Products                 Savings    Managed      Products   Management
                                   Plans      Accounts

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

ITEM 2. CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Combination Stock & Bond Funds


By: /s/ Robert H. Graham
    -----------------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: May 6, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    -----------------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: May 6, 2005


By: /s/ Sidney M. Dilgren
    -----------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 6, 2005

                                  EXHIBIT INDEX

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.